Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2022
SSC-NPRT3-0123
1.912893.112
Nonconvertible Bonds - 9.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.7% 3/25/26		700,000	630,958
2.55% 12/1/33		6,858,000	5,387,721
3.5% 6/1/41		4,990,000	3,812,766
3.5% 9/15/53		1,298,000	916,543
3.55% 9/15/55		1,440,000	1,010,029
3.65% 9/15/59		8,915,000	6,192,294
3.8% 12/1/57		27,553,000	20,002,596
4.3% 2/15/30		3,709,000	3,523,908
4.5% 5/15/35		1,980,000	1,814,415
4.5% 3/9/48		6,650,000	5,543,165
4.75% 5/15/46		14,210,000	12,358,618
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	271,069
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,622
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	4,580,746
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	149,226
7% 6/15/27 (b)		255,000	248,625
Frontier Communications Holdings LLC:
5% 5/1/28 (b)		215,000	191,350
5.875% 10/15/27 (b)		95,000	90,394
Holdco SASU:
6.5% 10/15/26 (b)		475,000	451,688
7% 10/15/28 (b)		450,000	424,805
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	3,100,000	3,068,599
Level 3 Financing, Inc.:
3.4% 3/1/27 (b)		2,605,000	2,222,555
3.625% 1/15/29 (b)		4,900,000	3,618,160
3.875% 11/15/29 (b)		2,945,000	2,288,618
4.25% 7/1/28 (b)		1,520,000	1,190,144
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		235,000	159,130
7.6% 9/15/39		939,000	643,215
7.65% 3/15/42		1,000,000	673,810
Qwest Corp. 7.25% 9/15/25		203,000	201,985
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	478,713
Sprint Capital Corp. 8.75% 3/15/32		555,000	663,586
Sprint Spectrum Co. LLC:
4.738% 9/20/29 (b)		856,250	845,290
5.152% 9/20/29 (b)		14,655,000	14,425,664
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	358,345
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	358,200
Verizon Communications, Inc.:
2.355% 3/15/32		6,199,000	4,976,122
2.65% 11/20/40		1,515,000	1,048,748
3.4% 3/22/41		5,480,000	4,206,315
4.016% 12/3/29		5,931,000	5,595,759
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	220,116
Windstream Escrow LLC 7.75% 8/15/28 (b)		500,000	437,500
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,900,000	1,360,913
			116,651,025
Entertainment - 0.0%
Netflix, Inc. 4.375% 11/15/26		165,000	159,288
Roblox Corp. 3.875% 5/1/30 (b)		280,000	229,118
Take-Two Interactive Software, Inc. 4% 4/14/32		3,095,000	2,756,327
			3,144,733
Interactive Media & Services - 0.0%
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	1,683,924
Media - 0.4%
Adria Bidco BV 5.25% 2/1/30 (b)	EUR	5,200,000	4,032,908
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		555,000	434,465
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	3,353,862
8% 5/15/27 (Reg. S)	EUR	4,800,000	3,792,512
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,450,000	2,436,191
4.5% 8/15/30 (b)		180,000	151,650
4.5% 5/1/32		3,822,000	3,154,163
4.5% 6/1/33 (b)		2,110,000	1,674,517
4.75% 2/1/32 (b)		115,000	96,169
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		2,995,000	1,913,048
3.9% 6/1/52		12,363,000	8,211,504
4.8% 3/1/50		4,815,000	3,612,687
4.908% 7/23/25		7,565,000	7,446,166
5.25% 4/1/53		1,805,000	1,450,341
5.375% 4/1/38		450,000	384,985
5.375% 5/1/47		32,024,000	26,493,038
6.384% 10/23/35		3,210,000	3,158,446
6.484% 10/23/45		2,420,000	2,279,803
Comcast Corp.:
2.937% 11/1/56		1,940,000	1,257,494
3.75% 4/1/40		770,000	643,411
3.999% 11/1/49		10,000	8,160
COX Communications, Inc.:
1.8% 10/1/30 (b)		975,000	744,427
2.6% 6/15/31 (b)		275,000	220,393
3.15% 8/15/24 (b)		1,550,000	1,491,156
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		3,445,000	3,660,365
CSC Holdings LLC:
4.125% 12/1/30 (b)		215,000	165,013
4.5% 11/15/31 (b)		220,000	167,667
4.625% 12/1/30 (b)		170,000	107,807
5.75% 1/15/30 (b)		1,000,000	681,000
7.5% 4/1/28 (b)		350,000	272,619
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		7,375,000	1,198,688
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	3,654,582
4% 9/15/55		535,000	342,953
4.65% 5/15/50		11,727,000	8,466,103
5.3% 5/15/49		7,695,000	6,042,470
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	724,680
5.875% 11/15/24		200,000	187,750
7.75% 7/1/26		550,000	460,680
DISH Network Corp. 11.75% 11/15/27 (b)		505,000	519,054
Fox Corp.:
5.476% 1/25/39		2,474,000	2,278,259
5.576% 1/25/49		1,641,000	1,471,647
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	73,989
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	795,854
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	165,147
Magallanes, Inc.:
3.428% 3/15/24 (b)		3,519,000	3,416,800
3.638% 3/15/25 (b)		2,033,000	1,941,192
3.755% 3/15/27 (b)		3,520,000	3,207,716
4.054% 3/15/29 (b)		1,378,000	1,206,756
4.279% 3/15/32 (b)		3,731,000	3,167,616
5.05% 3/15/42 (b)		12,171,000	9,743,472
5.141% 3/15/52 (b)		19,894,000	15,415,085
5.391% 3/15/62 (b)		580,000	448,798
Paramount Global:
4.2% 5/19/32		650,000	539,308
4.6% 1/15/45		5,565,000	4,001,359
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	282,107
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,561,497
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	302,475
5.5% 7/1/29 (b)		1,000,000	931,100
TEGNA, Inc. 4.75% 3/15/26 (b)		225,000	219,925
Time Warner Cable LLC:
5.5% 9/1/41		8,936,000	7,606,817
5.875% 11/15/40		7,708,000	6,831,789
6.55% 5/1/37		8,522,000	8,167,972
7.3% 7/1/38		6,393,000	6,537,442
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,443,136
5.5% 5/15/29 (b)		175,000	159,688
VZ Secured Financing BV 5% 1/15/32 (b)		565,000	467,538
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	1,100,000	948,065
4.875% 1/15/30 (b)		115,000	97,750
			188,523,226
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	1,338,250
8.75% 5/25/24 (b)		300,000	261,000
8.75% 5/25/24 (b)		400,000	349,500
13% 12/31/25 pay-in-kind (b)(c)		2,217,435	1,396,984
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)(e)		2,500,000	0
9.75% 7/15/25 (b)(d)(e)		5,500,000	1
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	163,575
5.125% 1/15/28 (b)		346,500	312,716
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		4,297,000	4,009,670
3.8% 3/15/32 (b)		3,750,000	3,319,841
Sprint Corp.:
7.125% 6/15/24		2,950,000	3,012,490
7.875% 9/15/23		3,220,000	3,289,681
T-Mobile U.S.A., Inc.:
2.05% 2/15/28		1,450,000	1,251,914
2.25% 2/15/26		3,450,000	3,138,711
2.25% 11/15/31		3,015,000	2,399,979
2.625% 4/15/26		220,000	201,740
2.625% 2/15/29		275,000	233,996
3% 2/15/41		3,775,000	2,745,652
3.3% 2/15/51		2,935,000	2,037,851
3.375% 4/15/29		3,030,000	2,676,708
3.75% 4/15/27		8,375,000	7,933,281
3.875% 4/15/30		36,607,000	33,621,156
4.375% 4/15/40		200,000	173,960
4.5% 4/15/50		3,381,000	2,855,870
Vodafone Group PLC:
4.25% 9/17/50		3,525,000	2,781,980
4.875% 10/3/78 (Reg. S) (c)	GBP	600,000	679,761
5.25% 5/30/48		3,350,000	3,008,519
6.25% 10/3/78 (Reg. S) (c)		805,000	774,813
			83,969,599
TOTAL COMMUNICATION SERVICES			393,972,507
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	1,842,200
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,115,000	937,938
Dana, Inc.:
4.5% 2/15/32		115,000	90,059
5.625% 6/15/28		400,000	368,000
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	86,350
Valeo SA 1% 8/3/28 (Reg. S)	EUR	600,000	490,823
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	706,567
			4,521,937
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,675,000	1,329,872
4.75% 1/15/43		2,000,000	1,479,880
5.291% 12/8/46		1,925,000	1,520,808
6.1% 8/19/32		6,525,000	6,262,541
General Motors Co.:
6.25% 10/2/43		8,870,000	8,545,718
6.6% 4/1/36		775,000	782,910
6.75% 4/1/46		1,775,000	1,775,508
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,599,573
3.7% 5/9/23		11,800,000	11,725,100
4% 1/15/25		5,695,000	5,541,948
4.25% 5/15/23		1,875,000	1,868,263
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	119,229
			42,551,350
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		639,000	594,270
California Institute of Technology 3.65% 9/1/19		535,000	351,252
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	8,212,797
Massachusetts Institute of Technology:
2.989% 7/1/50		1,340,000	987,097
5.6% 7/1/11		400,000	429,727
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	243,284
3.3% 7/15/56		190,000	141,128
3.745% 11/15/52		720,000	607,600
Service Corp. International 5.125% 6/1/29		270,000	255,740
Thomas Jefferson University 3.847% 11/1/57		2,575,000	1,876,530
Trustees of Boston University 4.061% 10/1/48		450,000	373,327
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	316,512
3.61% 2/15/2119		285,000	190,774
University of Southern California 3.841% 10/1/47		715,000	601,088
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		325,000	304,629
Washington University:
3.524% 4/15/54		2,630,000	2,148,640
4.349% 4/15/22		2,340,000	1,835,469
Yale University 2.402% 4/15/50		2,140,000	1,386,737
			20,856,601
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		4,925,000	4,147,638
4.375% 1/15/28 (b)		280,000	254,769
5.75% 4/15/25 (b)		90,000	90,225
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	1,860,988
Brinker International, Inc. 3.875% 5/15/23		1,066,000	1,052,675
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)		1,600,000	1,340,000
6.25% 7/1/25 (b)		380,000	375,555
Carnival Corp.:
4% 8/1/28 (b)		225,000	186,750
7.625% 3/1/26 (b)		1,050,000	884,625
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)		1,500,000	1,324,350
6.75% 1/15/30 (b)		325,000	273,748
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	47,774
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		1,200,000	1,188,000
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	267,576
3.75% 5/1/29 (b)		255,000	226,290
4% 5/1/31 (b)		970,000	815,931
Hyatt Hotels Corp. 1.8% 10/1/24		3,020,000	2,829,773
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,305,000	1,367,223
International Game Technology PLC:
6.25% 1/15/27 (b)		200,000	198,750
6.5% 2/15/25 (b)		600,000	603,086
Marriott International, Inc.:
3.125% 6/15/26		1,290,000	1,207,352
3.6% 4/15/24		1,310,000	1,285,335
McDonald's Corp. 4.7% 12/9/35		1,865,000	1,807,211
MGM Resorts International:
4.625% 9/1/26		500,000	461,279
6.75% 5/1/25		100,000	99,523
NCL Corp. Ltd. 5.875% 2/15/27 (b)		155,000	138,001
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	30,827
Papa John's International, Inc. 3.875% 9/15/29 (b)		1,650,000	1,378,486
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,325,000	1,009,491
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	82,860
5.5% 8/31/26 (b)		280,000	242,900
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,320,000	1,342,023
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,086,674
Yum! Brands, Inc. 3.625% 3/15/31		145,000	120,894
			30,628,582
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	394,015
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	108,945
6.75% 6/1/27		275,000	266,676
Lennar Corp.:
4.75% 11/29/27		9,350,000	8,950,173
5% 6/15/27		12,100,000	11,861,756
5.25% 6/1/26		2,920,000	2,886,053
Newell Brands, Inc. 5.625% 4/1/36 (f)		30,000	25,679
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	500,438
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	93,157
4% 4/15/29 (b)		875,000	725,439
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	815,659
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	26,740,469
4.375% 4/15/23		5,000,000	4,973,523
4.875% 11/15/25		35,000	33,609
4.875% 3/15/27		7,917,000	7,417,755
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	652,243
			66,445,589
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	129,909
4.125% 8/1/30 (b)		70,000	58,450
			188,359
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		5,655,000	5,410,966
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,616,000	1,868,756
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,500,000	1,557,756
			3,426,512
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		75,000	65,438
5% 2/15/32 (b)		80,000	67,591
AutoNation, Inc. 4.75% 6/1/30		953,000	858,181
AutoZone, Inc.:
1.65% 1/15/31		505,000	391,781
3.75% 4/18/29		1,400,000	1,297,333
4% 4/15/30		6,924,000	6,474,724
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		345,000	322,982
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	49,474
Gap, Inc. 3.875% 10/1/31 (b)		1,490,000	1,124,950
LCM Investments Holdings 4.875% 5/1/29 (b)		50,000	41,805
Lowe's Companies, Inc.:
3.35% 4/1/27		619,000	587,410
3.75% 4/1/32		1,904,000	1,734,375
4.25% 4/1/52		6,910,000	5,640,326
4.45% 4/1/62		6,910,000	5,585,496
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	80,568
7.875% 5/1/29 (b)		1,000,000	591,250
O'Reilly Automotive, Inc.:
1.75% 3/15/31		770,000	597,652
3.9% 6/1/29		500,000	467,766
4.7% 6/15/32		1,065,000	1,040,052
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		325,000	267,313
The Home Depot, Inc.:
4.875% 2/15/44		1,150,000	1,115,804
5.875% 12/16/36		300,000	325,999
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	700,000	559,952
			29,288,222
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	95,887
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	32,572
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	139,470
Tapestry, Inc. 3.05% 3/15/32		14,311,000	11,073,692
The William Carter Co. 5.625% 3/15/27 (b)		875,000	839,119
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	125,800
			12,306,540
TOTAL CONSUMER DISCRETIONARY			215,624,658
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		3,765,000	3,612,497
4.9% 2/1/46		15,510,000	14,509,345
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		9,871,000	9,471,172
4.9% 2/1/46		12,306,000	11,512,057
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	7,549,709
4.35% 6/1/40		4,618,000	4,168,626
4.375% 4/15/38		1,140,000	1,043,753
4.5% 6/1/50		8,175,000	7,391,143
4.6% 6/1/60		5,007,000	4,508,590
4.75% 1/23/29		1,690,000	1,688,965
5.45% 1/23/39		5,390,000	5,510,584
5.55% 1/23/49		14,852,000	15,205,877
5.8% 1/23/59 (Reg. S)		6,509,000	6,899,087
Bacardi Ltd. 4.7% 5/15/28 (b)		343,000	326,756
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,028,224
3.7% 12/6/26		1,200,000	1,150,595
4.4% 11/15/25		805,000	795,992
4.75% 11/15/24		5,595,000	5,562,691
PepsiCo, Inc. 2.625% 3/19/27		839,000	781,636
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	190,115
			102,907,414
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		645,000	537,300
4.875% 2/15/30 (b)		615,000	548,728
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,534,001
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	982,380
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	7,668,138
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,485,029
Kroger Co. 2.65% 10/15/26		430,000	395,634
Market Bidco Finco PLC 5.5% 11/4/27 (b)	GBP	5,300,000	4,852,639
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	48,808
6.25% 4/15/25 (b)		185,000	186,728
			18,239,385
Food Products - 0.2%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		1,600,000	1,409,733
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		300,000	290,355
6% 6/15/30 (b)		65,000	63,387
Hormel Foods Corp. 0.65% 6/3/24		895,000	841,670
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)		6,705,000	5,844,212
3% 2/2/29 (b)		390,000	327,141
3% 5/15/32 (b)		6,735,000	5,278,590
3.625% 1/15/32 (b)		1,194,000	985,050
3.75% 12/1/31 (b)		1,040,000	860,621
4.375% 2/2/52 (b)		1,620,000	1,177,675
5.125% 2/1/28 (b)		8,005,000	7,633,430
5.5% 1/15/30 (b)		16,270,000	15,605,533
5.75% 4/1/33 (b)		5,185,000	5,022,865
6.5% 12/1/52 (b)		5,490,000	5,297,850
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,048,877
Kraft Heinz Foods Co.:
3.75% 4/1/30		4,653,000	4,298,365
4.375% 6/1/46		8,790,000	7,408,758
4.875% 10/1/49		250,000	224,082
5.2% 7/15/45		4,602,000	4,351,066
7.125% 8/1/39 (b)		9,093,000	10,153,087
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		525,000	464,300
4.375% 1/31/32 (b)		900,000	796,608
4.875% 5/15/28 (b)		345,000	325,200
Pilgrim's Pride Corp.:
3.5% 3/1/32 (b)		3,000,000	2,414,730
4.25% 4/15/31 (b)		2,825,000	2,448,230
5.875% 9/30/27 (b)		1,513,000	1,495,147
Post Holdings, Inc.:
4.625% 4/15/30 (b)		530,000	464,996
5.5% 12/15/29 (b)		1,270,000	1,166,451
Simmons Foods, Inc. 4.625% 3/1/29 (b)		1,900,000	1,572,250
TreeHouse Foods, Inc. 4% 9/1/28		505,000	430,245
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,454,880
			92,155,384
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		600,000	495,390
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (b)		1,000,000	856,380
The Clorox Co. 4.6% 5/1/32		3,115,000	3,028,496
			4,380,266
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	106,270
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	700,000	621,428
			727,698
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		6,000,000	4,548,744
3.4% 2/4/41		5,970,000	4,063,169
4.25% 8/9/42		490,000	365,356
BAT Capital Corp.:
3.557% 8/15/27		3,260,000	2,973,570
4.39% 8/15/37		1,000,000	787,702
4.54% 8/15/47		11,635,000	8,441,593
4.7% 4/2/27		325,000	313,356
5.65% 3/16/52		3,000,000	2,506,792
BAT International Finance PLC:
2.25% 6/26/28 (Reg. S)	GBP	2,970,000	2,922,487
4.448% 3/16/28		8,700,000	8,102,427
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,053,307
4.25% 7/21/25 (b)		1,500,000	1,431,816
Philip Morris International, Inc.:
3.875% 8/21/42		730,000	548,703
5.625% 11/17/29		525,000	533,901
5.75% 11/17/32		285,000	293,486
Reynolds American, Inc. 5.7% 8/15/35		635,000	586,223
			42,472,632
TOTAL CONSUMER STAPLES			260,882,779
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		1,000,000	927,500
Halliburton Co.:
4.75% 8/1/43		460,000	401,938
6.7% 9/15/38		170,000	182,661
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	112,601
Technip Energies NV 1.125% 5/28/28	EUR	1,055,000	888,814
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (b)		1,245,200	1,228,304
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		105,000	102,113
Transocean Proteus Ltd. 6.25% 12/1/24 (b)		1,800,000	1,764,000
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	141,050
U.S.A. Compression Partners LP 6.875% 4/1/26		551,000	527,583
			6,276,564
Oil, Gas & Consumable Fuels - 1.0%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	124,365
Aker BP ASA:
2.875% 1/15/26 (b)		7,120,000	6,605,651
3.1% 7/15/31 (b)		2,295,000	1,891,186
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		1,250,000	1,193,635
7.875% 5/15/26 (b)		1,225,000	1,249,771
Apache Corp.:
4.25% 1/15/30		575,000	516,730
5.25% 2/1/42		210,000	170,407
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (b)		1,530,000	1,499,784
Cenovus Energy, Inc.:
3.75% 2/15/52		3,645,000	2,626,175
5.25% 6/15/37		3,195,000	2,958,983
Cheniere Energy Partners LP:
3.25% 1/31/32		115,000	93,581
4% 3/1/31		220,000	192,225
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	318,431
5.875% 2/1/29 (b)		105,000	100,800
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	37,530
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		60,000	55,200
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,396,481
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	126,965
ConocoPhillips Co. 3.758% 3/15/42		525,000	444,538
Continental Resources, Inc.:
2.875% 4/1/32 (b)		4,430,000	3,340,149
5.75% 1/15/31 (b)		770,000	720,956
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		1,657,000	1,615,370
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	36,826
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	316,312
5.75% 2/15/28 (b)		40,000	35,986
DCP Midstream Operating LP:
3.875% 3/15/23		17,626,000	17,534,345
5.125% 5/15/29		355,000	344,206
5.375% 7/15/25		345,000	340,714
5.6% 4/1/44		3,773,000	3,548,517
5.625% 7/15/27		260,000	258,950
5.85% 5/21/43 (b)(c)		16,392,000	16,036,330
Devon Energy Corp. 5.6% 7/15/41		1,000,000	966,271
Diamondback Energy, Inc.:
3.125% 3/24/31		2,905,000	2,444,670
3.25% 12/1/26		4,500,000	4,217,904
3.5% 12/1/29		1,705,000	1,517,623
Ecopetrol SA:
5.875% 9/18/23		2,218,000	2,190,275
6.875% 4/29/30		1,534,000	1,371,396
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,000,000	3,632,027
6.25% 10/30/25 (Reg. S)	EUR	5,600,000	5,098,940
6.75% 2/7/25 (b)		220,000	200,200
8.5% 10/30/25 (b)		380,000	362,645
Enbridge, Inc.:
4% 10/1/23		3,799,000	3,756,164
4.25% 12/1/26		1,943,000	1,883,878
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,432,011
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (b)		900,000	870,388
4.875% 3/30/26 (Reg. S) (b)		1,356,000	1,257,690
5.375% 3/30/28 (Reg. S) (b)		1,395,000	1,279,522
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,627,253
3.9% 5/15/24 (c)		1,210,000	1,182,900
3.9% 7/15/26		955,000	901,428
4.2% 9/15/23		1,452,000	1,441,395
4.25% 3/15/23		1,373,000	1,368,631
4.5% 4/15/24		1,723,000	1,701,372
4.75% 1/15/26		850,000	834,072
4.95% 6/15/28		4,954,000	4,792,186
5% 5/15/50		11,610,000	9,568,380
5.15% 3/15/45		2,260,000	1,930,438
5.25% 4/15/29		2,803,000	2,726,843
5.3% 4/15/47		225,000	191,220
5.35% 5/15/45		2,895,000	2,490,330
5.4% 10/1/47		10,546,000	9,094,633
5.8% 6/15/38		2,762,000	2,561,051
6% 6/15/48		2,369,000	2,175,884
6.125% 12/15/45		2,010,000	1,903,674
6.25% 4/15/49		3,525,000	3,333,500
6.625% 10/15/36		900,000	901,282
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	214,500
Enterprise Products Operating LP:
3.125% 7/31/29		1,080,000	960,736
4.85% 3/15/44		2,665,000	2,379,571
EOG Resources, Inc. 3.9% 4/1/35		205,000	185,706
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	121,250
6.5% 7/15/48		220,000	170,425
7.5% 6/1/27 (b)		290,000	293,077
7.5% 6/1/30 (b)		100,000	100,874
EQT Corp.:
3.9% 10/1/27		180,000	166,628
5% 1/15/29		595,000	567,241
Equinor ASA:
3.7% 4/6/50		920,000	750,772
3.95% 5/15/43		300,000	257,458
Exxon Mobil Corp. 4.114% 3/1/46		805,000	700,914
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34		739,728	623,221
2.16% 3/31/34 (b)		522,433	440,150
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	478,488
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,670,420
Hess Corp.:
4.3% 4/1/27		1,117,000	1,073,677
5.6% 2/15/41		3,986,000	3,841,463
5.8% 4/1/47		4,517,000	4,387,708
7.125% 3/15/33		1,335,000	1,459,991
7.3% 8/15/31		1,849,000	2,032,020
7.875% 10/1/29		5,583,000	6,250,335
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	103,561
5.5% 10/15/30 (b)		50,000	45,832
5.625% 2/15/26 (b)		669,000	657,620
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		965,000	887,347
6.25% 4/15/32 (b)		950,000	871,625
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		375,000	341,686
6.375% 4/15/27 (b)		90,000	88,055
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,220,000	900,970
5.375% 4/24/30 (Reg. S)		200,000	178,875
Kinder Morgan Energy Partners LP 4.15% 2/1/24		425,000	419,411
Magellan Midstream Partners LP:
4.2% 10/3/47		795,000	613,358
4.25% 9/15/46		190,000	147,126
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,189,879
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	284,700
7.125% 2/1/27 (b)		220,000	223,562
MPLX LP:
2.65% 8/15/30		1,925,000	1,579,706
4.125% 3/1/27		505,000	482,002
4.5% 7/15/23		160,000	159,036
4.5% 4/15/38		1,125,000	964,807
4.7% 4/15/48		2,335,000	1,886,738
4.8% 2/15/29		2,965,000	2,853,619
4.875% 12/1/24		2,489,000	2,467,523
4.95% 3/14/52		545,000	453,403
5.2% 3/1/47		3,275,000	2,833,221
5.5% 2/15/49		4,516,000	4,057,304
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		535,000	517,053
6.75% 9/15/25 (b)		540,000	527,434
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	176,475
4.1% 2/15/47		265,000	205,375
4.2% 3/15/48		125,000	96,250
4.3% 8/15/39		70,000	56,700
4.4% 4/15/46		200,000	158,000
4.4% 8/15/49		240,000	187,292
5.55% 3/15/26		7,558,000	7,558,000
6.2% 3/15/40		65,000	63,536
6.45% 9/15/36		4,545,000	4,556,363
6.6% 3/15/46		6,475,000	6,604,500
7.5% 5/1/31		8,596,000	9,326,660
7.875% 9/15/31		40,000	43,800
8.875% 7/15/30		145,000	166,206
ONEOK Partners LP 6.65% 10/1/36		400,000	398,316
ONEOK, Inc.:
3.1% 3/15/30		4,385,000	3,708,635
4.45% 9/1/49		8,550,000	6,515,346
4.95% 7/13/47		1,165,000	959,060
5.2% 7/15/48		1,375,000	1,167,123
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	308,363
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,713,898
8.125% 9/15/30		6,179,000	6,868,330
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		190,000	173,424
Petrobras Global Finance BV 6.25% 12/14/26	GBP	800,000	932,140
Petroleos Mexicanos:
3.75% 2/21/24 (Reg. S)	EUR	2,300,000	2,348,205
4.75% 2/26/29 (Reg. S)	EUR	3,400,000	2,841,046
5.35% 2/12/28		253,000	210,306
5.95% 1/28/31		8,480,000	6,341,344
6.5% 3/13/27		37,757,000	34,041,711
6.5% 1/23/29		1,190,000	997,815
6.75% 9/21/47		12,334,000	7,847,508
6.84% 1/23/30		9,212,000	7,563,052
7.69% 1/23/50		78,965,000	53,751,476
Petronas Capital Ltd.:
2.48% 1/28/32 (b)		200,000	165,354
3.5% 4/21/30 (b)		1,700,000	1,561,127
Phillips 66 Co.:
2.15% 12/15/30		925,000	749,577
3.75% 3/1/28 (b)		595,000	547,058
4.9% 10/1/46 (b)		750,000	679,722
Pioneer Natural Resources Co.:
1.9% 8/15/30		1,570,000	1,254,523
2.15% 1/15/31		325,000	262,413
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,784,000	3,297,588
3.6% 11/1/24		1,877,000	1,810,641
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	516,066
Qatar Petroleum:
1.375% 9/12/26 (b)		1,000,000	884,960
2.25% 7/12/31 (Reg. S)		620,000	515,375
3.125% 7/12/41 (b)		1,145,000	866,121
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,132,056
4.95% 7/15/29 (b)		2,375,000	2,135,631
SA Global Sukuk Ltd. 1.602% 6/17/26 (Reg. S)		200,000	179,000
Sabine Pass Liquefaction LLC 4.5% 5/15/30		12,588,000	11,894,118
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	3,831,536
Saudi Arabian Oil Co. 1.625% 11/24/25 (Reg. S)		800,000	730,000
Schlumberger Investment SA 3.65% 12/1/23		210,000	207,347
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,423,539
SM Energy Co. 6.625% 1/15/27		300,000	294,000
Spectra Energy Partners LP 4.75% 3/15/24		6,000,000	5,966,948
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	513,758
6.8% 5/15/38		350,000	373,279
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		255,000	220,801
5.875% 3/15/28		55,000	52,385
6% 4/15/27		420,000	414,072
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30 (b)		2,450,000	2,217,226
6% 9/1/31 (b)		225,000	200,531
Targa Resources Corp. 4.2% 2/1/33		1,175,000	1,027,514
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		55,000	52,586
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	9,373,034
3.75% 6/15/27		1,635,000	1,546,563
4.65% 8/15/32		6,660,000	6,308,619
4.85% 3/1/48		100,000	87,484
4.9% 1/15/45		1,110,000	965,166
5.3% 8/15/52		1,511,000	1,387,942
Total Capital International SA 2.829% 1/10/30		800,000	713,383
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,185,000	2,797,638
4.6% 3/15/48		350,000	298,666
TransMontaigne Partners LP 6.125% 2/15/26		1,158,000	1,003,393
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,093,400
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	293,675
3.875% 11/1/33 (b)		115,000	93,523
4.125% 8/15/31 (b)		285,000	245,813
Western Gas Partners LP:
3.95% 6/1/25		1,126,000	1,078,145
4.3% 2/1/30		785,000	699,506
4.65% 7/1/26		2,085,000	2,027,735
4.75% 8/15/28		1,465,000	1,355,125
			461,033,170
TOTAL ENERGY			467,309,734
FINANCIALS - 3.7%
Banks - 1.8%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		3,000,000	2,431,843
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	1,510,000	1,430,831
2.25% 4/4/28 (Reg. S) (c)	EUR	1,900,000	1,772,000
2.875% 5/30/31 (Reg. S) (c)	EUR	400,000	371,677
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	390,000	329,668
Banco Santander SA 3.49% 5/28/30		1,000,000	840,480
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(g)		1,554,000	1,440,075
1.658% 3/11/27 (c)		8,135,000	7,208,404
1.734% 7/22/27 (c)		13,095,000	11,474,166
1.922% 10/24/31 (c)		5,730,000	4,438,207
2.087% 6/14/29 (c)		7,865,000	6,638,770
2.496% 2/13/31 (c)		13,380,000	11,007,757
2.572% 10/20/32 (c)		8,260,000	6,577,038
2.592% 4/29/31 (c)		2,295,000	1,893,948
2.651% 3/11/32 (c)		16,000,000	12,979,715
2.676% 6/19/41 (c)		3,550,000	2,476,456
2.687% 4/22/32 (c)		4,930,000	3,993,987
3.004% 12/20/23 (c)		3,865,000	3,860,473
3.093% 10/1/25 (c)		746,000	711,795
3.3% 1/11/23		3,572,000	3,566,065
3.419% 12/20/28 (c)		8,640,000	7,878,412
3.5% 4/19/26		5,358,000	5,137,419
3.95% 4/21/25		12,493,000	12,209,617
3.97% 3/5/29 (c)		10,565,000	9,813,768
4% 1/22/25		43,905,000	43,044,966
4.078% 4/23/40 (c)		7,865,000	6,659,641
4.1% 7/24/23		13,989,000	13,932,565
4.2% 8/26/24		2,028,000	1,999,582
4.25% 10/22/26		10,727,000	10,503,362
4.271% 7/23/29 (c)		3,660,000	3,445,308
4.45% 3/3/26		2,065,000	2,031,043
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	2,365,000	2,070,465
2.029% 9/30/27 (b)(c)		1,400,000	1,160,978
Barclays PLC:
2.645% 6/24/31 (c)		2,615,000	2,031,196
2.667% 3/10/32 (c)		10,165,000	7,764,292
2.852% 5/7/26 (c)		10,143,000	9,351,994
4.836% 5/9/28		6,667,000	6,112,585
4.95% 1/10/47		1,435,000	1,215,951
4.972% 5/16/29 (c)		15,000,000	14,069,783
5.088% 6/20/30 (c)		13,438,000	12,103,713
5.2% 5/12/26		1,701,000	1,649,272
5.262% 1/29/34 (Reg. S) (c)	EUR	280,000	295,320
5.501% 8/9/28 (c)		445,000	430,902
5.746% 8/9/33 (c)		326,000	312,260
7.437% 11/2/33 (c)		300,000	317,788
8.407% 11/14/32 (Reg. S) (c)	GBP	400,000	498,886
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(g)		9,875,000	8,577,389
2.159% 9/15/29 (b)(c)		1,870,000	1,516,945
2.219% 6/9/26 (b)(c)		9,163,000	8,415,015
2.5% 3/31/32 (Reg. S) (c)	EUR	1,400,000	1,305,285
3.132% 1/20/33 (b)(c)		3,670,000	2,917,002
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	1,200,000	1,067,156
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(g)		4,710,000	4,309,412
0.981% 5/1/25 (c)		600,000	559,738
1.462% 6/9/27 (c)		6,780,000	5,901,874
2.52% 11/3/32 (c)		650,000	510,759
2.561% 5/1/32 (c)		5,075,000	4,058,774
2.572% 6/3/31 (c)		6,905,000	5,658,960
2.666% 1/29/31 (c)		19,195,000	15,933,399
2.904% 11/3/42 (c)		470,000	329,920
2.976% 11/5/30 (c)		240,000	204,651
3.057% 1/25/33 (c)		1,799,000	1,478,698
3.07% 2/24/28 (c)		1,565,000	1,422,020
4.075% 4/23/29 (c)		22,280,000	20,815,044
4.3% 11/20/26		2,129,000	2,076,850
4.4% 6/10/25		17,376,000	17,088,838
4.412% 3/31/31 (c)		13,726,000	12,758,411
4.45% 9/29/27		4,630,000	4,459,341
4.6% 3/9/26		3,500,000	3,450,648
4.65% 7/30/45		350,000	310,370
4.75% 5/18/46		10,000,000	8,529,935
5.5% 9/13/25		8,267,000	8,390,232
6.27% 11/17/33 (c)		5,720,000	6,028,261
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	7,155,417
Commerzbank AG 8.625% 2/28/33 (Reg. S) (c)	GBP	100,000	121,683
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,419,000	2,808,109
Credit Agricole SA 1.25% 10/2/24 (Reg. S)	GBP	300,000	339,009
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	980,000	1,009,321
DNB Bank ASA 1.605% 3/30/28 (b)(c)		4,905,000	4,170,438
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		1,375,000	1,357,059
6.125% 3/9/28		4,840,000	4,964,699
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	126,122
HSBC Holdings PLC:
0.976% 5/24/25 (c)		835,000	768,113
1.589% 5/24/27 (c)		675,000	578,343
2.013% 9/22/28 (c)		5,985,000	4,966,879
2.099% 6/4/26 (c)		2,295,000	2,080,548
2.206% 8/17/29 (c)		6,795,000	5,491,320
2.357% 8/18/31 (c)		818,000	624,178
2.633% 11/7/25 (c)		3,000,000	2,789,161
2.804% 5/24/32 (c)		1,665,000	1,293,334
4.041% 3/13/28 (c)		3,380,000	3,097,607
4.25% 3/14/24		1,872,000	1,840,991
4.755% 6/9/28 (c)		2,825,000	2,678,852
4.95% 3/31/30		1,855,000	1,777,794
5.402% 8/11/33 (c)		2,388,000	2,235,829
7.39% 11/3/28 (c)		500,000	524,371
8.201% 11/16/34 (Reg. S) (c)	GBP	550,000	689,542
ING Groep NV 1.726% 4/1/27 (c)		5,935,000	5,238,726
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	29,854,206
5.71% 1/15/26 (b)		10,048,000	9,707,848
Japan Bank International Cooperation 3.25% 7/20/23		400,000	395,468
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)		4,565,000	3,962,471
1.578% 4/22/27 (c)		3,395,000	2,997,452
1.764% 11/19/31 (c)		7,517,000	5,786,051
1.953% 2/4/32 (c)		503,000	391,250
2.005% 3/13/26 (c)		7,285,000	6,769,584
2.522% 4/22/31 (c)		4,025,000	3,328,875
2.525% 11/19/41 (c)		22,775,000	15,554,596
2.545% 11/8/32 (c)		4,835,000	3,869,676
2.58% 4/22/32 (c)		9,884,000	8,010,791
2.739% 10/15/30 (c)		8,845,000	7,512,257
2.947% 2/24/28 (c)		2,035,000	1,851,047
2.956% 5/13/31 (c)		5,386,000	4,491,319
3.509% 1/23/29 (c)		6,550,000	5,989,656
3.875% 9/10/24		250,000	245,707
3.882% 7/24/38 (c)		4,490,000	3,774,152
4.005% 4/23/29 (c)		2,290,000	2,135,602
4.125% 12/15/26		4,475,000	4,371,161
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	260,000	307,608
1.75% 7/11/24 (Reg. S)	GBP	275,000	314,799
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)		2,000,000	1,723,410
1.985% 12/15/31 (c)	GBP	665,000	668,639
3.574% 11/7/28 (c)		875,000	780,901
3.87% 7/9/25 (c)		5,375,000	5,174,389
4.375% 3/22/28		1,365,000	1,282,664
4.976% 8/11/33 (c)		2,530,000	2,328,459
M&T Bank Corp. 4% 7/15/24		40,000	39,388
NatWest Group PLC:
3.073% 5/22/28 (c)		5,799,000	5,133,769
3.619% 3/29/29 (Reg. S) (c)	GBP	900,000	944,835
3.622% 8/14/30 (Reg. S) (c)	GBP	1,900,000	2,098,729
4.269% 3/22/25 (c)		7,301,000	7,104,113
4.8% 4/5/26		15,438,000	15,046,037
5.125% 5/28/24		25,198,000	24,894,849
7.416% 6/6/33 (Reg. S) (c)	GBP	450,000	543,485
NatWest Markets PLC 2.375% 5/21/23 (b)		10,828,000	10,646,271
PNC Financial Services Group, Inc.:
3.9% 4/29/24		375,000	370,030
6.037% 10/28/33 (c)		2,880,000	3,025,322
Rabobank Nederland 4.375% 8/4/25		7,713,000	7,495,441
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)		6,685,000	6,202,679
1.673% 6/14/27 (c)		6,825,000	5,788,584
4.796% 11/15/24 (c)		4,025,000	3,949,580
Societe Generale:
1.488% 12/14/26 (b)(c)		9,875,000	8,539,635
2.797% 1/19/28 (b)(c)		1,835,000	1,591,833
2.889% 6/9/32 (b)(c)		210,000	161,532
3.337% 1/21/33 (b)(c)		1,105,000	864,868
4.25% 4/14/25 (b)		21,901,000	20,923,981
4.75% 11/24/25 (b)		830,000	790,565
U.S. Bancorp 5.85% 10/21/33 (c)		2,925,000	3,049,909
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	1,880,000	1,662,597
3.127% 6/3/32 (b)(c)		2,515,000	1,911,651
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	600,000	667,433
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	265,000	309,458
2.164% 2/11/26 (c)		7,535,000	7,024,985
2.188% 4/30/26 (c)		4,250,000	3,958,427
2.406% 10/30/25 (c)		5,834,000	5,498,066
2.572% 2/11/31 (c)		2,285,000	1,911,836
2.879% 10/30/30 (c)		24,150,000	20,768,300
3.35% 3/2/33 (c)		8,765,000	7,497,798
3.526% 3/24/28 (c)		8,796,000	8,170,570
4.3% 7/22/27		21,880,000	21,131,335
4.478% 4/4/31 (c)		15,500,000	14,650,110
4.65% 11/4/44		1,335,000	1,156,963
4.897% 7/25/33 (c)		2,645,000	2,548,626
5.013% 4/4/51 (c)		3,500,000	3,287,567
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	250,000	301,451
Westpac Banking Corp. 4.11% 7/24/34 (c)		4,937,000	4,211,997
			837,741,438
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	1,826,644
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	12,704,567
4.2% 6/10/24		12,032,000	11,663,986
Bank of New York Mellon Corp.:
1.6% 4/24/25		525,000	487,473
5.834% 10/25/33 (c)		2,925,000	3,080,354
Cboe Global Markets, Inc. 3% 3/16/32		3,560,000	2,988,672
Charles Schwab Corp. 2.9% 3/3/32		3,115,000	2,670,731
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		285,000	166,577
3.625% 10/1/31 (b)		295,000	159,300
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		8,565,000	6,735,345
2.125% 10/13/26 (Reg. S) (c)	EUR	1,400,000	1,242,213
2.125% 11/15/29 (Reg. S) (c)	GBP	700,000	601,766
2.593% 9/11/25 (b)(c)		13,060,000	11,569,707
3.091% 5/14/32 (b)(c)		19,770,000	13,468,563
3.75% 3/26/25		15,667,000	13,887,690
4.194% 4/1/31 (b)(c)		13,355,000	10,124,575
4.282% 1/9/28 (b)		1,250,000	1,018,515
4.55% 4/17/26		7,159,000	6,221,841
6.537% 8/12/33 (b)(c)		10,990,000	9,627,714
7.375% 9/7/33 (Reg. S) (c)	GBP	350,000	391,302
7.75% 3/1/29 (Reg. S) (c)	EUR	400,000	410,204
9.016% 11/15/33 (b)(c)		7,060,000	7,167,788
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	600,000	578,657
4% 6/24/32 (Reg. S) (c)	EUR	1,300,000	1,221,425
4.5% 4/1/25		13,996,000	13,270,700
Goldman Sachs Group, Inc.:
1.217% 12/6/23		7,855,000	7,571,785
1.431% 3/9/27 (c)		15,505,000	13,633,408
1.948% 10/21/27 (c)		6,735,000	5,896,112
1.992% 1/27/32 (c)		8,850,000	6,832,634
2.383% 7/21/32 (c)		14,925,000	11,789,058
2.65% 10/21/32 (c)		2,130,000	1,710,621
3.2% 2/23/23		2,275,000	2,266,810
3.814% 4/23/29 (c)		7,695,000	7,080,057
4.017% 10/31/38 (c)		4,495,000	3,790,694
4.223% 5/1/29 (c)		3,395,000	3,189,468
6.75% 10/1/37		50,954,000	54,609,272
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	290,309
Intercontinental Exchange, Inc.:
1.85% 9/15/32		3,475,000	2,661,555
3.75% 12/1/25		3,162,000	3,086,363
4.6% 3/15/33		1,120,000	1,074,722
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		65,000	57,065
Jefferies Financial Group, Inc.:
2.625% 10/15/31		5,530,000	4,179,113
2.75% 10/15/32		1,355,000	1,004,530
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	388,189
Macquarie Group Ltd.:
1.34% 1/12/27 (b)(c)		5,861,000	5,067,678
2.871% 1/14/33 (b)(c)		1,690,000	1,296,913
Moody's Corp. 4.25% 8/8/32		2,065,000	1,943,335
Morgan Stanley:
1.512% 7/20/27 (c)		10,390,000	9,040,522
1.794% 2/13/32 (c)		6,555,000	4,988,615
1.928% 4/28/32 (c)		9,690,000	7,435,651
2.239% 7/21/32 (c)		5,560,000	4,336,015
2.484% 9/16/36 (c)		2,650,000	1,970,107
2.511% 10/20/32 (c)		4,835,000	3,844,892
2.699% 1/22/31 (c)		28,165,000	23,601,340
2.943% 1/21/33 (c)		2,860,000	2,342,053
3.125% 7/27/26		37,616,000	35,283,046
3.622% 4/1/31 (c)		13,084,000	11,659,911
3.7% 10/23/24		21,259,000	20,791,840
3.772% 1/24/29 (c)		5,345,000	4,921,902
3.875% 1/27/26		540,000	523,221
4% 7/23/25		1,000,000	979,507
4.35% 9/8/26		2,070,000	2,015,358
4.431% 1/23/30 (c)		2,525,000	2,388,027
5% 11/24/25		40,891,000	40,986,513
MSCI, Inc. 3.25% 8/15/33 (b)		90,000	70,707
Nomura Holdings, Inc.:
2.608% 7/14/31		1,155,000	890,778
2.648% 1/16/25		1,075,000	1,016,345
State Street Corp. 2.901% 3/30/26 (c)		833,000	791,974
UBS Group AG:
4.488% 5/12/26 (b)(c)		1,455,000	1,417,785
4.988% 8/5/33 (Reg. S) (c)		200,000	186,334
			454,188,443
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,272,000	9,451,942
2.45% 10/29/26		3,749,000	3,296,478
2.875% 8/14/24		7,954,000	7,528,337
3% 10/29/28		11,826,000	9,991,662
3.15% 2/15/24		2,065,000	1,992,141
3.3% 1/30/32		4,200,000	3,347,273
4.125% 7/3/23		5,132,000	5,085,885
4.45% 4/3/26		4,282,000	4,108,203
4.875% 1/16/24		11,491,000	11,328,513
6.5% 7/15/25		4,320,000	4,364,324
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,183,390
3.05% 6/5/23		11,748,000	11,590,787
3.875% 5/21/24		6,322,000	6,150,524
5.125% 9/30/24		2,688,000	2,666,770
5.8% 5/1/25		6,894,000	6,922,456
7.1% 11/15/27		6,180,000	6,355,490
American Express Co. 2.55% 3/4/27		3,110,000	2,824,652
Capital One Financial Corp.:
1.343% 12/6/24 (c)		4,720,000	4,503,417
3.65% 5/11/27		15,820,000	14,899,990
3.8% 1/31/28		7,795,000	7,283,080
4.985% 7/24/26 (c)		6,500,000	6,443,241
5.247% 7/26/30 (c)		6,880,000	6,557,767
Discover Financial Services:
3.95% 11/6/24		8,102,000	7,880,538
4.5% 1/30/26		6,463,000	6,221,543
6.7% 11/29/32		1,592,000	1,619,544
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)		1,500,000	1,364,459
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	229,618
4% 11/13/30		345,000	291,818
4.063% 11/1/24		22,139,000	21,371,788
4.125% 8/17/27		185,000	168,788
4.271% 1/9/27		85,000	78,650
4.687% 6/9/25		180,000	173,194
5.113% 5/3/29		400,000	372,916
5.125% 6/16/25		135,000	130,722
5.584% 3/18/24		8,575,000	8,478,531
John Deere Capital Corp. 2.65% 6/24/24		615,000	596,436
OneMain Finance Corp.:
3.875% 9/15/28		850,000	674,390
4% 9/15/30		500,000	375,497
5.375% 11/15/29		829,000	692,381
6.875% 3/15/25		1,165,000	1,131,559
Synchrony Financial:
3.95% 12/1/27		8,719,000	7,795,350
4.25% 8/15/24		6,050,000	5,901,143
4.375% 3/19/24		7,165,000	7,036,905
5.15% 3/19/29		13,451,000	12,822,065
			224,284,157
Diversified Financial Services - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,500,000	2,445,781
Altus Midstream LP 5.875% 6/15/30 (b)		105,000	98,670
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31		940,000	769,497
Athene Global Funding:
1.608% 6/29/26 (b)		3,350,000	2,905,581
2.717% 1/7/29 (b)		4,805,000	4,002,799
3.205% 3/8/27 (b)		1,485,000	1,332,216
Blackstone Private Credit Fund:
4.875% 4/14/26	GBP	1,200,000	1,304,377
7.05% 9/29/25 (b)		8,015,000	8,030,973
Brixmor Operating Partnership LP:
2.5% 8/16/31		2,170,000	1,644,581
4.05% 7/1/30		12,288,000	10,738,901
4.125% 6/15/26		5,706,000	5,360,015
4.125% 5/15/29		6,724,000	6,009,592
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)		2,590,000	2,357,722
3.9% 4/5/32 (b)		6,708,000	5,915,156
4.35% 4/5/42 (b)		701,000	573,928
4.4% 4/5/52 (b)		2,074,000	1,667,018
Equitable Holdings, Inc. 3.9% 4/20/23		827,000	823,532
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 6.1566% 5/31/25 (b)(c)(e)(g)		7,700,000	7,700,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		140,000	128,450
6.25% 5/15/26		2,209,000	2,162,744
6.375% 12/15/25		205,000	200,216
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	877,311
Jackson Financial, Inc.:
5.17% 6/8/27		2,958,000	2,898,759
5.67% 6/8/32		3,734,000	3,547,498
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,145,000	915,991
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	830,000	919,599
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		8,593,000	8,466,606
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,248,033
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	6,987,151
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	1,974,226
6.15% 12/6/28 (b)		3,050,000	3,086,570
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	397,361
			103,490,854
Insurance - 0.2%
ACE INA Holdings, Inc. 3.15% 3/15/25		1,765,000	1,706,018
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	395,000	318,482
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)		340,000	306,000
6.75% 10/15/27 (b)		325,000	299,356
Aon Corp. 2.8% 5/15/30		3,670,000	3,138,489
Arch Capital Finance LLC 4.011% 12/15/26		4,595,000	4,415,941
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	1,940,331
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	79,143
1.777% 11/15/30		870,000	679,319
Berkshire Hathaway Finance Corp. 3.85% 3/15/52		4,245,000	3,466,047
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,286,933
3.95% 5/15/24		1,400,000	1,374,058
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,200,000	1,206,576
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		3,225,000	2,910,627
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		1,800,000	1,242,821
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	3,717,382
5.625% 8/16/32 (b)		5,200,000	4,886,961
Farmers Exchange Capital II 6.151% 11/1/53 (b)(c)		1,500,000	1,444,859
Farmers Exchange Capital III 5.454% 10/15/54 (b)(c)		3,335,000	3,014,982
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	500,000	421,266
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	10,898,907
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	8,717,789
Lincoln National Corp.:
3.05% 1/15/30		280,000	232,847
4.35% 3/1/48		165,000	126,054
6.3% 10/9/37		110,000	109,273
Markel Corp.:
3.45% 5/7/52		840,000	571,946
4.15% 9/17/50		445,000	340,022
4.3% 11/1/47		650,000	509,700
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30		1,940,000	1,595,896
3.5% 6/3/24		1,140,000	1,115,972
Metropolitan Life Global Funding I 4.3% 8/25/29 (b)		7,000,000	6,711,316
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 5.5826% 12/15/24 (b)(c)(g)		5,490,000	5,490,212
New York Life Insurance Co. 3.75% 5/15/50 (b)		2,630,000	2,017,628
Pricoa Global Funding I 5.375% 5/15/45 (c)		5,278,000	4,948,653
Protective Life Global Funding 1.9% 7/6/28 (b)		2,595,000	2,161,086
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		2,100,000	1,661,302
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	950,000	871,072
6.75% 12/2/44 (Reg. S) (c)		2,025,000	1,911,094
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	141,075
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,200,000	2,840,960
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		3,310,000	2,333,844
4.375% 9/15/54 (b)(c)		2,100,000	2,006,729
The Chubb Corp. 6% 5/11/37		130,000	138,793
Unum Group:
4% 6/15/29		5,961,000	5,407,789
5.75% 8/15/42		2,238,000	1,996,957
Willis Group North America, Inc. 2.95% 9/15/29		4,385,000	3,702,177
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		900,000	688,500
			107,103,184
Thrifts & Mortgage Finance - 0.0%
Home Point Capital, Inc. 5% 2/1/26 (b)		50,000	30,132
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	454,555
Nationwide Building Society:
3.766% 3/8/24 (b)(c)		1,970,000	1,954,247
4.363% 8/1/24 (b)(c)		2,510,000	2,473,426
6.178% 12/7/27 (Reg. S) (c)	GBP	400,000	483,532
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	939,528
			6,335,420
TOTAL FINANCIALS			1,733,143,496
HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
4.05% 11/21/39		18,245,000	15,939,748
4.4% 11/6/42		3,405,000	3,041,343
4.5% 5/14/35		2,200,000	2,084,033
4.55% 3/15/35		400,000	380,476
4.7% 5/14/45		5,425,000	4,999,754
4.875% 11/14/48		335,000	314,384
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,579,007
2.8% 8/15/41		2,130,000	1,527,159
4.4% 5/1/45		1,450,000	1,253,177
4.663% 6/15/51		120,000	108,298
4.875% 3/1/53		3,390,000	3,092,029
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		494,000	222,300
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	511,545
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		1,800,000	1,512,684
			38,565,937
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.:
2.6% 5/27/30 (b)		2,185,000	1,835,753
3% 9/23/29 (b)		4,500,000	3,931,172
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,401,184
4.625% 7/15/28 (b)		380,000	349,600
Becton, Dickinson & Co.:
1.957% 2/11/31		3,000,000	2,404,235
2.823% 5/20/30		1,695,000	1,476,440
3.7% 6/6/27		118,000	112,713
3.734% 12/15/24		1,734,000	1,691,866
4.298% 8/22/32		750,000	714,063
Dentsply Sirona, Inc. 3.25% 6/1/30		3,000,000	2,486,403
Fresenius U.S. Finance II, Inc. 4.5% 1/15/23 (b)		4,787,000	4,773,924
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	197,687
Mozart Borrower LP:
3.875% 4/1/29 (b)		2,100,000	1,805,496
5.25% 10/1/29 (b)		425,000	346,375
Stryker Corp.:
3.375% 5/15/24		535,000	523,065
3.375% 11/1/25		430,000	415,746
3.5% 3/15/26		675,000	654,505
3.65% 3/7/28		4,060,000	3,877,148
Teleflex, Inc. 4.25% 6/1/28 (b)		60,000	55,710
			30,053,085
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	169,982
AHS Hospital Corp. 2.78% 7/1/51		315,000	203,113
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	4,950,844
Ascension Health:
2.532% 11/15/29		295,000	255,528
3.106% 11/15/39		610,000	471,901
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	1,865,214
Centene Corp.:
2.45% 7/15/28		7,280,000	6,122,321
2.625% 8/1/31		2,980,000	2,342,936
3% 10/15/30		7,638,000	6,260,028
3.375% 2/15/30		5,670,000	4,829,780
4.25% 12/15/27		8,825,000	8,282,086
4.625% 12/15/29		7,750,000	7,206,221
Children's Health System of Texas 2.511% 8/15/50		360,000	220,430
Childrens Hospital Corp. 4.115% 1/1/47		265,000	226,466
Cigna Corp.:
2.4% 3/15/30		4,245,000	3,605,429
3.25% 4/15/25		355,000	343,246
3.4% 3/15/51		4,490,000	3,272,417
4.375% 10/15/28		14,599,000	14,228,538
4.5% 2/25/26		5,015,000	4,992,977
CommonSpirit Health:
2.76% 10/1/24		575,000	549,965
2.782% 10/1/30		695,000	560,754
3.347% 10/1/29		1,500,000	1,304,702
4.35% 11/1/42		2,500,000	2,115,863
Community Health Systems, Inc. 4.75% 2/15/31 (b)		560,000	410,306
CVS Health Corp.:
2.7% 8/21/40		9,385,000	6,604,649
3.625% 4/1/27		2,341,000	2,245,115
4.3% 3/25/28		653,000	634,792
4.78% 3/25/38		1,320,000	1,219,932
5.05% 3/25/48		8,960,000	8,320,756
5.125% 7/20/45		1,965,000	1,834,720
5.3% 12/5/43		1,405,000	1,340,514
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,396,500
4.625% 6/1/30 (b)		125,000	101,185
Elevance Health, Inc.:
3.3% 1/15/23		3,395,000	3,388,274
3.65% 12/1/27		1,260,000	1,198,228
4.101% 3/1/28		1,570,000	1,514,775
4.625% 5/15/42		1,520,000	1,385,998
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	563,003
HCA Holdings, Inc.:
2.375% 7/15/31		1,040,000	812,220
3.125% 3/15/27 (b)		1,050,000	955,094
3.5% 9/1/30		2,575,000	2,213,135
3.5% 7/15/51		2,870,000	1,939,668
3.625% 3/15/32 (b)		2,095,000	1,790,900
4.125% 6/15/29		5,911,000	5,401,823
4.625% 3/15/52 (b)		1,655,000	1,334,403
5.25% 4/15/25		1,000,000	997,947
5.25% 6/15/49		5,250,000	4,591,263
5.375% 2/1/25		305,000	304,259
5.375% 9/1/26		875,000	869,980
5.5% 6/15/47		1,315,000	1,199,032
5.625% 9/1/28		2,000,000	1,993,710
5.875% 2/15/26		1,135,000	1,144,246
7.75% 7/15/36		2,700,000	2,908,045
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	39,425
Humana, Inc.:
3.125% 8/15/29		2,600,000	2,285,555
3.7% 3/23/29		2,425,000	2,233,114
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,820,000	5,019,177
3.002% 6/1/51		975,000	675,425
4.15% 5/1/47		200,000	173,792
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,310,000	1,270,893
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	194,652
4.2% 7/1/55		140,000	115,731
5% 7/1/42		350,000	351,723
Methodist Hospital 2.705% 12/1/50		820,000	529,512
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		6,245,000	5,370,700
3.875% 5/15/32 (b)		155,000	130,781
Mount Sinai Hospital 3.737% 7/1/49		460,000	345,344
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	504,221
4.063% 8/1/56		390,000	315,769
NYU Hospitals Center 4.368% 7/1/47		810,000	678,159
OhioHealth Corp. 2.297% 11/15/31		8,505,000	6,896,505
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	53,338
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	147,525
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	143,448
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,245,275
2.864% 1/1/52		1,055,000	657,809
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,131,603
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,030,504
2.746% 10/1/26		180,000	169,308
Quest Diagnostics, Inc.:
4.7% 3/30/45		150,000	127,273
5.75% 1/30/40		93,000	89,014
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		325,000	272,134
Sabra Health Care LP 3.2% 12/1/31		8,499,000	6,372,897
Sentara Healthcare 2.927% 11/1/51		565,000	366,306
Stanford Health Care 3.027% 8/15/51		680,000	466,627
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		215,000	210,457
Sutter Health 4.091% 8/15/48		1,240,000	1,003,784
Tenet Healthcare Corp.:
4.625% 7/15/24		99,000	96,871
4.875% 1/1/26 (b)		1,160,000	1,100,817
5.125% 11/1/27 (b)		4,850,000	4,565,742
6.125% 6/15/30 (b)		175,000	165,827
Toledo Hospital 5.325% 11/15/28		2,792,000	2,170,780
UnitedHealth Group, Inc.:
3.05% 5/15/41		1,530,000	1,170,154
3.25% 5/15/51		3,405,000	2,498,616
4.25% 4/15/47		770,000	668,456
4.25% 6/15/48		575,000	504,478
4.95% 5/15/62		275,000	263,766
5.8% 3/15/36		820,000	873,322
			190,691,822
Health Care Technology - 0.0%
IQVIA, Inc. 5% 10/15/26 (b)		230,000	221,375
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,014,806
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	65,259
4.25% 5/1/28 (b)		330,000	301,125
Danaher Corp. 2.8% 12/10/51		965,000	664,513
Thermo Fisher Scientific, Inc. 2.8% 10/15/41		620,000	466,606
			2,512,309
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 2.25% 5/28/31		635,000	532,821
Bausch Health Companies, Inc.:
5% 2/15/29 (b)		400,000	168,476
5.25% 1/30/30 (b)		825,000	343,557
5.25% 2/15/31 (b)		4,796,000	2,002,813
6.25% 2/15/29 (b)		1,500,000	626,745
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		54,704,000	53,049,663
4.375% 12/15/28 (b)		1,630,000	1,547,291
4.4% 7/15/44 (b)		3,231,000	2,554,817
4.625% 6/25/38 (b)		570,000	493,615
4.875% 6/25/48 (b)		4,430,000	3,863,975
Bristol-Myers Squibb Co. 4.25% 10/26/49		345,000	306,616
Catalent Pharma Solutions:
3.125% 2/15/29 (b)		275,000	224,813
3.5% 4/1/30 (b)		220,000	179,300
Elanco Animal Health, Inc.:
5.772% 8/28/23		4,020,000	4,003,631
6.4% 8/28/28 (c)		1,693,000	1,563,536
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32		1,305,000	1,151,698
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	86,214
Johnson & Johnson 3.625% 3/3/37		695,000	626,117
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,318,682
Mylan NV:
5.2% 4/15/48		1,780,000	1,377,830
5.4% 11/29/43		1,480,000	1,187,769
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		65,000	58,499
5.125% 4/30/31 (b)		1,825,000	1,619,523
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,100,000	2,553,193
3.025% 7/9/40		1,410,000	1,054,421
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		4,024,000	3,771,226
5.25% 6/15/46		190,000	146,564
Viatris, Inc.:
1.65% 6/22/25		1,160,000	1,050,080
2.3% 6/22/27		120,000	103,207
2.7% 6/22/30		5,898,000	4,704,530
3.85% 6/22/40		13,139,000	9,050,641
4% 6/22/50		6,222,000	4,046,724
Wyeth LLC 6.45% 2/1/24		1,875,000	1,911,011
Zoetis, Inc. 3.25% 2/1/23		5,975,000	5,957,724
			113,237,322
TOTAL HEALTH CARE			375,281,850
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	2,656,545
Bombardier, Inc.:
6% 2/15/28 (b)		3,750,000	3,516,338
7.125% 6/15/26 (b)		2,780,000	2,717,450
7.875% 4/15/27 (b)		4,360,000	4,260,069
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	178,000
4.125% 4/15/29 (b)		325,000	286,000
General Dynamics Corp. 3.25% 4/1/25		955,000	928,393
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	543,457
6.75% 1/15/28		345,000	348,450
Moog, Inc. 4.25% 12/15/27 (b)		360,000	323,100
Northrop Grumman Corp. 4.75% 6/1/43		545,000	512,300
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	474,849
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,085,000	1,114,811
Textron, Inc. 2.45% 3/15/31		2,695,000	2,171,775
The Boeing Co.:
1.167% 2/4/23		4,000,000	3,969,818
1.433% 2/4/24		1,000,000	954,594
2.196% 2/4/26		4,665,000	4,240,557
2.25% 6/15/26		810,000	729,970
3.6% 5/1/34		2,400,000	1,933,330
3.625% 2/1/31		12,650,000	11,148,685
4.875% 5/1/25		2,035,000	2,016,124
5.04% 5/1/27		4,430,000	4,387,018
5.15% 5/1/30		4,430,000	4,322,045
5.805% 5/1/50		6,560,000	6,189,059
5.93% 5/1/60		4,430,000	4,111,670
TransDigm, Inc.:
4.875% 5/1/29		220,000	191,984
6.25% 3/15/26 (b)		915,000	910,553
7.5% 3/15/27		40,000	40,100
8% 12/15/25 (b)		465,000	473,138
			65,650,182
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	142,800
Airlines - 0.0%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29		400,680	352,074
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,019,138
5.5% 7/31/47 (b)		2,250,000	1,653,750
Southwest Airlines Co.:
2.625% 2/10/30		735,000	613,054
5.125% 6/15/27		5,340,000	5,372,618
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		123,637	115,529
United Airlines, Inc.:
equipment trust certificate 4.15% 10/11/25		455,221	437,216
4.375% 4/15/26 (b)		1,740,000	1,619,984
4.625% 4/15/29 (b)		370,000	329,380
			14,512,743
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	466,038
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		110,000	89,173
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,450,270
Owens Corning:
3.95% 8/15/29		700,000	642,967
4.3% 7/15/47		5,310,000	4,127,748
Standard Industries, Inc./New Jersey 4.75% 1/15/28 (b)		3,618,000	3,279,048
			10,055,244
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		115,000	100,373
4.875% 7/15/32 (b)		615,000	532,104
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	373,728
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	842,259
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	703,935
4.625% 6/1/28 (b)		520,000	437,450
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,002,249
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	52,493
Madison IAQ LLC 4.125% 6/30/28 (b)		605,000	523,198
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	43,241
7.25% 3/15/29 (b)		110,000	79,200
PowerTeam Services LLC 9.033% 12/4/25 (b)		1,108,000	921,790
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	450,000	525,202
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	461,100
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		2,086,000	1,925,149
			8,523,471
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,280,000	1,245,286
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	56,528
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	141,709
			1,443,523
Electrical Equipment - 0.0%
Eaton Corp. 4.7% 8/23/52		495,000	459,297
Sensata Technologies BV 4% 4/15/29 (b)		170,000	147,837
Vertiv Group Corp. 4.125% 11/15/28 (b)		280,000	240,800
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,518,750
7.25% 6/15/28 (b)		1,250,000	1,266,313
			3,632,997
Machinery - 0.0%
Flowserve Corp. 2.8% 1/15/32		405,000	303,134
Fortive Corp. 3.15% 6/15/26		275,000	259,014
OT Merger Corp. 7.875% 10/15/29 (b)		500,000	292,020
Pentair Finance SA 4.5% 7/1/29		8,070,000	7,397,015
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,490,000	1,380,535
4.95% 9/15/28		9,085,000	8,726,668
			18,358,386
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	88,534
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	98,175
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	288,397
4% 7/1/29 (b)		45,000	39,898
Equifax, Inc.:
2.35% 9/15/31		725,000	561,301
2.6% 12/1/24		2,095,000	1,996,448
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	137,156
			3,121,375
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	936,858
CSX Corp. 6.15% 5/1/37		1,375,000	1,487,705
Union Pacific Corp.:
2.973% 9/16/62		200,000	131,939
3.6% 9/15/37		1,015,000	877,827
3.799% 4/6/71		315,000	237,872
XPO Logistics, Inc. 6.25% 5/1/25 (b)		154,000	155,567
			3,827,768
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		1,711,000	1,703,024
3% 9/15/23		800,000	784,259
3.375% 7/1/25		7,608,000	7,179,514
4.25% 2/1/24		7,846,000	7,706,981
4.25% 9/15/24		9,907,000	9,731,637
5.85% 12/15/27		970,000	963,423
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	636,372
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	684,609
3.875% 2/15/31		200,000	172,062
4.875% 1/15/28		2,000,000	1,918,120
			31,480,001
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	745,000	594,932
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	450,000	367,732
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		8,455,000	6,838,784
2.75% 2/21/28 (b)		2,730,000	2,197,979
3.95% 7/1/24 (b)		2,862,000	2,725,613
4.375% 5/1/26 (b)		3,477,000	3,160,629
5.25% 5/15/24 (b)		4,140,000	4,038,702
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,985,000	1,935,373
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	249,682
			22,109,426
TOTAL INDUSTRIALS			182,946,450
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	1,600,000	1,410,008
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	189,750
			1,599,758
Electronic Equipment & Components - 0.0%
Coherent Corp. 5% 12/15/29 (b)		505,000	445,663
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,627,000	1,627,953
6.02% 6/15/26		2,112,000	2,156,891
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	490,735
TD SYNNEX Corp. 1.75% 8/9/26		6,930,000	5,917,771
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,444,189
2.75% 4/1/31		4,505,000	3,711,904
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	110,285
			15,905,391
IT Services - 0.1%
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	610,257
Block, Inc. 2.75% 6/1/26		110,000	98,307
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	2,485,732
Fiserv, Inc.:
2.75% 7/1/24		105,000	101,064
3.5% 7/1/29		7,395,000	6,669,321
3.85% 6/1/25		1,540,000	1,494,695
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	56,933
3.75% 10/1/30 (b)		105,000	90,825
4.5% 7/1/28 (b)		165,000	155,334
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	859,292
Global Payments, Inc.:
4.45% 6/1/28		3,135,000	2,925,006
4.95% 8/15/27		45,000	43,758
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	278,876
IBM Corp. 2.85% 5/15/40		480,000	353,271
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,936,776
Twilio, Inc.:
3.625% 3/15/29		80,000	66,000
3.875% 3/15/31		85,000	68,964
Virtusa Corp. 7.125% 12/15/28 (b)		60,000	45,000
			21,339,411
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,369,232
2.45% 2/15/31 (b)		12,129,000	9,569,349
2.6% 2/15/33 (b)		14,104,000	10,657,133
3.137% 11/15/35 (b)		1,763,000	1,306,523
3.419% 4/15/33 (b)		5,782,000	4,698,049
3.469% 4/15/34 (b)		1,000,000	793,911
3.5% 2/15/41 (b)		19,586,000	14,167,287
3.75% 2/15/51 (b)		5,224,000	3,686,620
4% 4/15/29 (b)		1,410,000	1,286,269
4.926% 5/15/37 (b)		2,410,000	2,114,758
Entegris Escrow Corp. 5.95% 6/15/30 (b)		200,000	186,810
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	228,250
4.375% 4/15/28 (b)		325,000	287,199
onsemi 3.875% 9/1/28 (b)		125,000	110,836
Teledyne FLIR LLC 2.5% 8/1/30		445,000	363,623
			50,825,849
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	130,274
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	104,048
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	457,500
Intuit, Inc. 1.35% 7/15/27		200,000	174,060
Microsoft Corp. 2.921% 3/17/52		3,052,000	2,264,142
MicroStrategy, Inc. 6.125% 6/15/28 (b)		170,000	125,741
NCR Corp.:
5.125% 4/15/29 (b)		800,000	688,168
6.125% 9/1/29 (b)		1,023,000	992,310
NortonLifeLock, Inc.:
5% 4/15/25 (b)		370,000	358,900
6.75% 9/30/27 (b)		539,000	541,323
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	413,291
3.875% 12/1/29 (b)		55,000	43,908
6.9% 12/1/27 (b)(h)		500,000	500,625
Oracle Corp.:
2.5% 4/1/25		6,499,000	6,147,185
2.8% 4/1/27		9,449,000	8,622,339
2.95% 5/15/25		1,185,000	1,129,070
3.6% 4/1/40		2,400,000	1,802,359
3.6% 4/1/50		1,300,000	904,392
3.65% 3/25/41		1,278,000	949,688
3.8% 11/15/37		1,225,000	970,121
3.85% 4/1/60		6,500,000	4,383,555
3.95% 3/25/51		3,199,000	2,340,934
4.125% 5/15/45		3,770,000	2,878,576
6.9% 11/9/52		3,165,000	3,505,472
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	782,883
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	740,719
Workday, Inc.:
3.5% 4/1/27		405,000	382,870
3.7% 4/1/29		1,110,000	1,022,263
			43,356,716
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
3.25% 2/23/26		7,285,000	7,049,680
3.85% 8/4/46		1,420,000	1,231,245
Lenovo Group Ltd. 6.536% 7/27/32 (b)		1,490,000	1,416,007
			9,696,932
TOTAL INFORMATION TECHNOLOGY			142,724,057
MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	220,097
DuPont de Nemours, Inc. 4.493% 11/15/25		2,625,000	2,603,999
FMC Corp. 4.5% 10/1/49		1,395,000	1,140,501
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	244,497
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)		3,285,000	2,903,538
Invictus U.S. Newco LLC 5% 10/30/29 (b)		350,000	280,000
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	219,471
LYB International Finance BV:
4.875% 3/15/44		1,000,000	840,642
5.25% 7/15/43		5,455,000	4,839,634
LYB International Finance III LLC:
3.375% 10/1/40		490,000	355,480
4.2% 5/1/50		150,000	112,390
Methanex Corp.:
5.125% 10/15/27		320,000	293,600
5.25% 12/15/29		155,000	138,437
5.65% 12/1/44		105,000	78,750
NOVA Chemicals Corp. 5% 5/1/25 (b)		1,080,000	1,016,485
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	239,750
Nutrien Ltd. 4.9% 6/1/43		1,225,000	1,091,065
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	2,773,800	2,863,816
Olin Corp.:
5% 2/1/30		195,000	176,966
5.125% 9/15/27		700,000	656,250
5.625% 8/1/29		195,000	182,221
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	732,443
5.875% 3/27/24		1,500,000	1,485,075
Sherwin-Williams Co. 4.5% 6/1/47		210,000	181,910
SPCM SA 3.125% 3/15/27 (b)		115,000	98,613
The Chemours Co. LLC 4.625% 11/15/29 (b)		530,000	426,650
The Dow Chemical Co. 4.625% 10/1/44		295,000	245,394
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,575,000	1,197,000
4.5% 10/15/29		1,971,000	1,611,293
Valvoline, Inc.:
3.625% 6/15/31 (b)		700,000	570,500
4.25% 2/15/30 (b)		2,270,000	2,206,233
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		125,000	111,994
5.625% 10/1/24 (b)		400,000	391,024
			29,755,718
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,455,000	1,181,946
2.5% 3/15/30		855,000	713,698
Vulcan Materials Co. 4.5% 6/15/47		350,000	296,046
			2,191,690
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		200,000	195,242
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	8,800
5.25% 8/15/27 (b)		1,960,000	1,482,348
5.25% 8/15/27 (b)		1,750,000	1,323,525
Ball Corp. 3.125% 9/15/31		395,000	313,827
Berry Global, Inc.:
0.95% 2/15/24		965,000	916,322
1.57% 1/15/26		1,675,000	1,493,443
4.875% 7/15/26 (b)		7,055,000	6,769,202
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)		55,000	46,691
4.125% 8/15/24		3,137,000	3,050,733
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	32,154
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		1,250,000	1,098,594
Sealed Air Corp. 1.573% 10/15/26 (b)		2,750,000	2,370,611
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		1,458,000	1,363,175
			20,464,667
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	96,394
Barrick North America Finance LLC:
5.7% 5/30/41		2,330,000	2,351,067
5.75% 5/1/43		475,000	479,688
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,340,000	1,382,059
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	96,250
4.875% 3/1/31 (b)		110,000	95,425
Commercial Metals Co. 3.875% 2/15/31		235,000	194,631
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		5,000	4,575
Freeport-McMoRan, Inc.:
4.125% 3/1/28		960,000	876,845
4.375% 8/1/28		2,590,000	2,379,085
5.25% 9/1/29		3,190,000	3,047,567
5.4% 11/14/34		570,000	532,061
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	49,810
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	364,955
Kinross Gold Corp. 4.5% 7/15/27		9,290,000	8,851,419
Mineral Resources Ltd. 8% 11/1/27 (b)		150,000	154,110
Newmont Corp.:
2.25% 10/1/30		2,345,000	1,895,032
2.6% 7/15/32		1,070,000	856,707
2.8% 10/1/29		2,095,000	1,798,410
5.45% 6/9/44		185,000	177,804
Novelis Corp. 3.875% 8/15/31 (b)		115,000	94,300
Nucor Corp. 4.3% 5/23/27		1,320,000	1,289,401
PMHC II, Inc. 9% 2/15/30 (b)		175,000	131,250
PT Freeport Indonesia 4.763% 4/14/27 (b)		200,000	191,522
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (Reg. S)		800,000	782,088
6.53% 11/15/28 (b)		1,950,000	1,952,194
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	26,273
Southern Copper Corp. 5.875% 4/23/45		455,000	453,095
Steel Dynamics, Inc.:
2.4% 6/15/25		790,000	739,927
3.45% 4/15/30		9,595,000	8,451,506
Teck Resources Ltd. 6% 8/15/40		1,193,000	1,135,561
Thyssenkrupp AG 1.875% 3/6/23 (Reg. S)	EUR	2,650,000	2,730,014
Vale Overseas Ltd. 6.25% 8/10/26		700,000	718,725
			44,379,750
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,815,659
Clearwater Paper Corp. 4.75% 8/15/28 (b)		1,500,000	1,314,328
Glatfelter Corp. 4.75% 11/15/29 (b)		90,000	58,725
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,247,623
			4,436,335
TOTAL MATERIALS			101,228,160
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		5,395,000	5,249,021
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,718,356
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	547,215
3.375% 7/15/51		1,089,000	696,115
3.625% 4/15/32		8,905,000	7,545,177
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	4,851,680
Corporate Office Properties LP:
2% 1/15/29		600,000	464,349
2.25% 3/15/26		1,775,000	1,558,972
2.75% 4/15/31		6,209,000	4,691,392
2.9% 12/1/33		490,000	349,845
CubeSmart LP 2.25% 12/15/28		4,235,000	3,497,107
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		2,890,000	2,282,069
4% 1/15/30		830,000	720,050
5.25% 6/1/25		1,085,000	1,062,594
5.375% 11/1/23		1,350,000	1,336,730
5.375% 4/15/26		13,325,000	12,917,122
Healthcare Trust of America Holdings LP:
2.05% 3/15/31		265,000	191,586
3.1% 2/15/30		3,195,000	2,681,375
3.5% 8/1/26		2,311,000	2,163,468
3.625% 1/15/28		1,367,000	1,217,575
3.875% 5/1/25		2,750,000	2,613,896
Healthpeak Properties, Inc. 3% 1/15/30		1,625,000	1,403,626
Hudson Pacific Properties LP:
3.25% 1/15/30		1,775,000	1,390,309
4.65% 4/1/29		12,773,000	11,122,937
Invitation Homes Operating Partnership LP:
2% 8/15/31		1,125,000	832,813
4.15% 4/15/32		6,675,000	5,851,768
Kilroy Realty LP 2.65% 11/15/33		2,010,000	1,430,663
Kimco Realty Corp.:
1.9% 3/1/28		3,015,000	2,535,108
3.2% 4/1/32		1,340,000	1,121,864
4.6% 2/1/33		3,535,000	3,306,091
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,584,847
4.75% 9/15/30		10,799,000	9,585,919
Life Storage LP:
2.2% 10/15/30		3,660,000	2,851,811
2.4% 10/15/31		160,000	123,491
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	715,363
4.4% 6/15/24		1,319,000	1,282,085
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	4,400,000	4,237,177
5% 10/15/27		2,650,000	2,262,570
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,382,582
3.375% 2/1/31		3,399,000	2,656,703
3.625% 10/1/29		7,647,000	6,336,008
4.375% 8/1/23		1,368,000	1,350,115
4.5% 1/15/25		2,793,000	2,716,317
4.5% 4/1/27		1,500,000	1,398,165
4.75% 1/15/28		7,569,000	6,986,572
4.95% 4/1/24		1,152,000	1,135,958
5.25% 1/15/26		5,841,000	5,701,764
Physicians Realty LP 2.625% 11/1/31		1,940,000	1,525,028
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	981,510
Prologis LP 3.25% 6/30/26		805,000	765,517
Realty Income Corp.:
2.2% 6/15/28		791,000	678,379
2.85% 12/15/32		1,553,000	1,274,263
3.1% 12/15/29		6,235,000	5,445,112
3.25% 1/15/31		1,177,000	1,028,136
3.4% 1/15/28		4,790,000	4,430,266
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	837,041
5% 12/15/23		626,000	617,836
SBA Communications Corp.:
3.125% 2/1/29		220,000	183,669
3.875% 2/15/27		400,000	369,297
Senior Housing Properties Trust 4.75% 2/15/28		2,917,000	1,997,853
Service Properties Trust:
4.375% 2/15/30		200,000	140,336
4.95% 10/1/29		100,000	72,703
5.5% 12/15/27		100,000	87,000
Simon Property Group LP:
1.75% 2/1/28		1,805,000	1,540,441
2.45% 9/13/29		1,270,000	1,067,699
3.375% 10/1/24		2,945,000	2,854,985
3.5% 9/1/25		55,000	52,906
3.75% 2/1/24		375,000	369,380
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,260,956
4.25% 2/1/26		5,582,000	5,307,142
Spirit Realty LP 2.7% 2/15/32		7,205,000	5,386,767
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,526,077
4.625% 3/15/29		2,475,000	2,266,543
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,275,147
2.7% 7/15/31		4,027,000	3,133,235
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		585,000	488,598
Uniti Group, Inc. 7.875% 2/15/25 (b)		2,800,000	2,811,768
Ventas Realty LP:
3% 1/15/30		10,008,000	8,501,919
3.85% 4/1/27		1,750,000	1,648,069
4% 3/1/28		2,712,000	2,528,597
4.125% 1/15/26		1,628,000	1,573,977
4.75% 11/15/30		13,000,000	12,259,585
VICI Properties LP:
4.375% 5/15/25		749,000	720,844
4.75% 2/15/28		6,736,000	6,349,758
4.95% 2/15/30		6,790,000	6,418,947
5.125% 5/15/32		3,998,000	3,750,164
5.625% 5/15/52		1,498,000	1,352,379
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	117,647
3.75% 2/15/27 (b)		805,000	726,166
3.875% 2/15/29 (b)		1,690,000	1,483,361
4.25% 12/1/26 (b)		670,000	623,221
4.5% 9/1/26 (b)		1,325,000	1,240,757
4.5% 1/15/28 (b)		435,000	397,991
4.625% 6/15/25 (b)		315,000	301,443
5.625% 5/1/24 (b)		1,185,000	1,173,551
5.75% 2/1/27 (b)		1,115,000	1,080,454
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,489,236
3.4% 6/1/31		6,373,000	4,858,168
Welltower, Inc.:
2.7% 2/15/27		1,090,000	992,436
2.75% 1/15/31		6,560,000	5,321,319
2.8% 6/1/31		2,305,000	1,862,964
Weyerhaeuser Co. 4% 4/15/30		2,150,000	1,952,314
WP Carey, Inc.:
2.25% 4/1/33		3,815,000	2,819,709
2.4% 2/1/31		2,070,000	1,645,913
3.85% 7/15/29		1,725,000	1,548,458
4% 2/1/25		5,544,000	5,392,590
4.6% 4/1/24		7,436,000	7,391,100
			286,956,947
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	815,000	386,729
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	300,000	134,550
2.25% 4/27/27 (Reg. S)	EUR	3,100,000	1,306,473
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	361,000	360,168
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	1,905,866
2.625% 10/20/28 (Reg. S)	GBP	350,000	326,466
Brandywine Operating Partnership LP:
3.95% 2/15/23		4,006,000	3,983,602
3.95% 11/15/27		5,608,000	4,908,531
4.1% 10/1/24		4,892,000	4,707,914
4.55% 10/1/29		1,707,000	1,508,305
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,673,789
Essex Portfolio LP:
1.7% 3/1/28		515,000	427,855
3.875% 5/1/24		2,685,000	2,627,423
Extra Space Storage LP 2.35% 3/15/32		4,011,000	3,050,855
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	587,510
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	573,912
Host Hotels & Resorts LP 2.9% 12/15/31		740,000	575,584
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	247,389
5.375% 8/1/28 (b)		850,000	768,664
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	178,313
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,235,228
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,254,890
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	400,000	279,845
1.75% 1/14/25 (Reg. S)	EUR	200,000	174,265
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	319,886
Tanger Properties LP:
2.75% 9/1/31		4,140,000	2,960,977
3.125% 9/1/26		3,497,000	3,156,490
3.875% 7/15/27		13,369,000	12,151,366
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		2,500,000	2,182,450
5.75% 1/15/28 (b)		280,000	260,145
5.875% 6/15/27 (b)		1,500,000	1,435,181
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	665,026
			67,315,647
TOTAL REAL ESTATE			354,272,594
UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Texas, Inc.:
2.1% 7/1/30		2,300,000	1,853,074
3.45% 5/15/51		560,000	394,423
3.8% 10/1/47		845,000	624,735
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	660,814
4% 12/1/46		375,000	302,674
Alabama Power Co.:
3.75% 3/1/45		650,000	509,480
3.85% 12/1/42		700,000	569,888
4.1% 1/15/42		225,000	181,189
6.125% 5/15/38		835,000	870,295
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	1,978,073
American Electric Power Co., Inc. 5.95% 11/1/32		5,000,000	5,286,279
Arizona Public Service Co.:
2.6% 8/15/29		340,000	284,553
6.35% 12/15/32		1,150,000	1,206,935
Atlantic City Electric Co. 2.3% 3/15/31		425,000	348,705
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	760,000	648,201
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,205,000	997,943
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	250,000	238,516
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		60,000	55,426
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	3,797,114
Comision Federal de Electricid 4.688% 5/15/29 (b)		2,277,000	1,982,129
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	237,264
3.7% 3/1/45		1,065,000	836,673
4.35% 11/15/45		415,000	359,254
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	256,461
5.45% 2/1/41		285,000	283,385
DPL, Inc. 4.35% 4/15/29		2,480,000	2,197,900
DTE Electric Co.:
2.25% 3/1/30		625,000	528,846
3.75% 8/15/47		1,050,000	829,264
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	352,271
4% 9/30/42		2,000,000	1,679,741
4.25% 12/15/41		2,345,000	2,045,071
6.1% 6/1/37		775,000	809,079
Duke Energy Corp.:
3.75% 4/15/24		3,190,000	3,140,792
3.85% 6/15/34	EUR	800,000	798,798
5% 8/15/52		1,822,000	1,655,711
Duke Energy Florida LLC:
2.4% 12/15/31		1,010,000	830,397
6.35% 9/15/37		675,000	731,839
Duke Energy Progress LLC 4% 4/1/52		1,315,000	1,075,639
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)		4,273,000	3,351,304
ENEL Finance International NV 2.25% 7/12/31 (b)		5,660,000	4,220,343
Enel SpA 3.375% (Reg. S) (c)(i)	EUR	1,035,000	978,743
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	974,043
Entergy, Inc. 1.75% 3/15/31		1,475,000	1,153,305
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	975,000
Evergy Kansas Central 4.125% 3/1/42		655,000	550,006
Eversource Energy:
1.65% 8/15/30		895,000	701,323
4.2% 6/27/24		1,285,000	1,267,370
4.6% 7/1/27		2,925,000	2,895,368
Exelon Corp. 5.625% 6/15/35		150,000	153,629
FirstEnergy Corp.:
3.4% 3/1/50		3,431,000	2,284,463
7.375% 11/15/31		6,359,000	7,160,306
Florida Power & Light Co.:
3.8% 12/15/42		1,280,000	1,073,608
5.25% 2/1/41		400,000	399,860
Fortis, Inc. 3.055% 10/4/26		301,000	280,297
Georgia Power Co. 4.3% 3/15/42		400,000	347,456
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,525,437
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	309,189
InterGen NV 7% 6/30/23 (b)		230,000	225,001
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,560,578
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		3,560,000	2,895,015
4.3% 1/15/26 (b)		2,000,000	1,933,285
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	320,494
Metropolitan Edison Co. 4.3% 1/15/29 (b)		2,755,000	2,596,481
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	212,500
New England Power Co.:
2.807% 10/6/50 (b)		2,062,000	1,278,889
5.936% 11/25/52 (b)		4,495,000	4,633,386
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(g)		5,000,000	4,998,891
2.25% 6/1/30		970,000	804,669
2.75% 11/1/29		1,660,000	1,442,428
4.625% 7/15/27		2,350,000	2,330,599
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	25,408
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	1,150,000	990,500
Northern States Power Co.:
3.6% 9/15/47		20,000	15,626
6.25% 6/1/36		370,000	403,934
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,794,522
3.375% 2/15/29 (b)		45,000	37,388
3.625% 2/15/31 (b)		895,000	715,687
3.875% 2/15/32 (b)		750,000	602,921
5.75% 1/15/28		245,000	234,588
6.625% 1/15/27		122,000	122,939
ORSTED A/S 5.125% 9/13/34 (Reg. S)	GBP	400,000	497,055
Pacific Gas & Electric Co.:
3.95% 12/1/47		1,700,000	1,185,476
4% 12/1/46		645,000	441,023
4.5% 7/1/40		1,345,000	1,072,779
4.55% 7/1/30		3,080,000	2,809,629
4.95% 7/1/50		785,000	628,434
PacifiCorp:
2.9% 6/15/52		1,000,000	674,443
5.25% 6/15/35		1,320,000	1,295,853
5.35% 12/1/53		1,445,000	1,453,581
5.75% 4/1/37		900,000	916,847
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	80,763
PECO Energy Co.:
2.8% 6/15/50		380,000	252,773
4.375% 8/15/52		725,000	642,751
Pennsylvania Electric Co. 4.15% 4/15/25 (b)		330,000	316,934
PG&E Corp.:
5% 7/1/28		1,155,000	1,065,615
5.25% 7/1/30		735,000	665,531
PPL Electric Utilities Corp.:
4.125% 6/15/44		800,000	670,958
4.15% 10/1/45		790,000	661,334
6.25% 5/15/39		350,000	377,609
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,117,800
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	319,019
3.65% 9/1/28		960,000	905,782
3.65% 9/1/42		625,000	506,016
3.95% 5/1/42		505,000	424,600
4.9% 12/15/32		685,000	684,555
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	283,368
Southern California Edison Co.:
3.6% 2/1/45		2,400,000	1,747,404
3.9% 12/1/41		395,000	299,854
5.55% 1/15/37		430,000	423,584
Southern Co. 1.875% 9/15/81 (c)	EUR	1,600,000	1,292,425
Southwestern Public Service Co. 5.15% 6/1/52		3,000,000	2,740,400
Tampa Electric Co. 4.45% 6/15/49		800,000	678,003
Tucson Electric Power Co. 3.25% 5/15/32		1,200,000	1,033,908
Virginia Electric & Power Co.:
6% 1/15/36		470,000	487,375
6% 5/15/37		930,000	974,987
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,651,194
4.375% 5/1/29 (b)		1,000,000	879,373
5% 7/31/27 (b)		195,000	183,041
5.5% 9/1/26 (b)		770,000	745,152
5.625% 2/15/27 (b)		5,625,000	5,441,924
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	250,000	296,935
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	188,644
Xcel Energy, Inc.:
1.75% 3/15/27		880,000	777,421
4% 6/15/28		2,640,000	2,531,610
			147,539,372
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		654,000	623,916
5.875% 8/20/26		5,200,000	4,953,000
Nakilat, Inc. 6.067% 12/31/33 (b)		612,773	627,250
Piedmont Natural Gas Co., Inc. 5.05% 5/15/52		2,500,000	2,275,144
Southern Co. Gas Capital Corp.:
4.4% 6/1/43		870,000	722,379
5.15% 9/15/32		6,215,000	6,141,549
5.875% 3/15/41		2,770,000	2,755,457
			18,098,695
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	2,908,998
5.125% 3/15/28 (b)		2,700,000	2,418,257
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	1,850,000	1,805,549
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	598,238
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,011,594
3.95% 7/15/30 (b)		9,327,000	8,165,789
			25,908,425
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		1,135,000	960,367
4.5% 3/15/49		420,000	378,258
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,280,000	1,187,756
4.05% 4/15/25		16,081,000	15,926,539
6.125% 4/1/36		2,980,000	3,178,140
CenterPoint Energy, Inc. 2.95% 3/1/30		625,000	539,924
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,244,425
4.3% 12/1/56		300,000	243,334
6.15% 11/15/52		1,575,000	1,732,010
Dominion Energy, Inc. 7% 6/15/38		150,000	163,096
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	293,750
NiSource, Inc.:
2.95% 9/1/29		11,346,000	9,947,711
4.8% 2/15/44		550,000	491,464
5.95% 6/15/41		640,000	646,541
Puget Energy, Inc.:
2.379% 6/15/28		815,000	697,472
3.65% 5/15/25		1,014,000	965,510
4.1% 6/15/30		6,189,000	5,560,249
4.224% 3/15/32		5,488,000	4,896,445
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,600,000	2,886,541
3.32% 4/15/50		910,000	655,073
3.75% 6/1/47		860,000	675,119
Sempra Energy:
3.3% 4/1/25		2,200,000	2,122,365
4% 2/1/48		965,000	743,043
4.125% 4/1/52 (c)		3,845,000	2,989,859
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(g)		1,012,000	829,902
1.8% 10/15/30		850,000	671,186
			60,626,079
Water Utilities - 0.0%
Essential Utilities, Inc. 4.276% 5/1/49		3,000,000	2,418,524
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	210,000	247,524
6.125% 2/26/24	GBP	135,000	164,700
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	270,000	313,627
			3,144,375
TOTAL UTILITIES			255,316,946
TOTAL NONCONVERTIBLE BONDS (Cost $5,125,392,268)			4,482,703,231

U.S. Government and Government Agency Obligations - 8.7%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.5% 6/17/25	1,685,000	1,534,509
0.875% 8/5/30	815,000	648,575
1.625% 10/15/24	1,295,000	1,228,237
1.625% 1/7/25	310,000	292,646
2.5% 2/5/24	440,000	429,073
2.875% 9/12/23	505,000	497,476
6.625% 11/15/30	1,480,000	1,734,171
Federal Home Loan Bank:
0% 1/25/23	10,000,000	9,933,227
3.25% 11/16/28	1,330,000	1,286,461
Freddie Mac:
0.375% 4/20/23	885,000	870,550
0.375% 5/5/23	3,065,000	3,010,063
6.25% 7/15/32	2,615,000	3,064,653
6.75% 3/15/31	2,810,000	3,334,627
Tennessee Valley Authority:
0.75% 5/15/25	845,000	770,753
1.5% 9/15/31	780,000	625,371
2.875% 2/1/27	1,060,000	1,009,732
5.25% 9/15/39	150,000	157,176
7.125% 5/1/30	460,000	541,160
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		30,968,460
U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/32	4,043,000	3,887,775
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bills, yield at date of purchase 2.41% to 4.15% 12/22/22 to 4/6/23	116,615,000	116,196,640
U.S. Treasury Bonds:
1.375% 11/15/40	49,314,600	32,703,670
1.375% 8/15/50	845,000	487,327
1.75% 8/15/41	49,015,200	34,195,761
1.875% 2/15/41	62,580,000	45,223,828
1.875% 11/15/51	11,385,000	7,486,972
2% 11/15/41 (j)(k)	246,933,000	179,846,319
2% 2/15/50	16,780,000	11,462,182
2.25% 5/15/41	93,030,000	71,484,107
2.25% 2/15/52	71,600,000	51,705,828
2.375% 2/15/42	104,806,000	81,686,310
2.375% 5/15/51	360,497,000	268,091,482
2.5% 2/15/46	94,828,000	72,654,547
2.5% 5/15/46	19,190,000	14,678,101
2.75% 8/15/47	10,820,000	8,680,937
2.875% 5/15/52	250,020,000	207,829,125
3% 8/15/52	3,170,000	2,714,313
3.25% 5/15/42 (j)(k)	5,820,000	5,227,997
3.375% 8/15/42	12,725,000	11,641,387
3.625% 8/15/43	32,563,100	30,691,994
4% 11/15/52	96,025,000	99,866,000
6.25% 8/15/23	11,080,000	11,203,784
stripped coupon:
0% 2/15/29	120,000	94,483
0% 2/15/36	1,100,000	656,534
0% 11/15/36	1,975,000	1,140,045
0% 5/15/39	2,410,000	1,254,897
0% 8/15/39	8,745,000	4,521,821
0% 8/15/40	31,315,000	15,318,892
0% 2/15/41	1,890,000	905,234
0% 5/15/41	41,450,000	19,631,314
0% 8/15/41	1,840,000	859,715
0% 11/15/41	850,000	389,787
0% 5/15/42	2,635,000	1,175,588
0% 8/15/42	490,000	215,828
0% 11/15/42	1,280,000	556,351
0% 5/15/44	7,670,000	3,138,389
U.S. Treasury Notes:
0.125% 9/15/23	13,180,000	12,714,066
0.375% 4/30/25	4,920,000	4,491,422
0.375% 1/31/26	8,470,000	7,552,527
0.5% 2/28/26	22,520,000	20,107,017
0.75% 3/31/26	71,770,000	64,539,733
0.75% 4/30/26	71,811,200	64,366,398
0.875% 6/30/26	41,590,000	37,283,160
0.875% 9/30/26 (j)(k)	4,300,000	3,830,527
1.25% 11/30/26	207,200,000	186,755,186
1.25% 12/31/26	29,355,000	26,405,740
1.25% 4/30/28	288,000,000	252,033,751
1.5% 2/29/24 (j)(l)	5,700,000	5,484,914
1.5% 1/31/27	121,000,000	109,807,500
1.5% 11/30/28	36,290,000	31,826,047
1.75% 3/15/25	26,460,000	25,031,414
2.125% 7/31/24	41,045,000	39,464,126
2.125% 5/15/25	22,900,000	21,788,992
2.5% 4/30/24	12,240,000	11,887,144
2.5% 5/31/24	29,075,000	28,199,343
2.625% 2/15/29	10,965,000	10,250,562
2.625% 7/31/29 (j)	3,371,000	3,145,038
2.75% 5/15/25	50,000	48,305
2.75% 7/31/27	60,945,000	58,069,158
2.75% 8/15/32	45,800,000	42,422,250
2.875% 5/15/28	18,690,000	17,802,225
2.875% 5/15/32	430,539,000	403,563,041
3% 7/15/25	15,015,000	14,580,973
3.125% 11/15/28	14,283,500	13,751,774
3.875% 11/30/27	46,795,000	46,970,481
3.875% 11/30/29	21,975,000	22,167,281
4.125% 9/30/27	71,945,000	72,821,830
4.125% 10/31/27	225,470,000	228,341,221
4.125% 11/15/32	99,825,000	103,724,414
4.25% 9/30/24	150,240,000	149,788,107
4.25% 10/15/25	18,000,000	18,066,094
4.375% 10/31/24	9,000,000	8,997,891
4.5% 11/30/24	429,750,000	431,025,820
4.5% 11/15/25	26,860,000	27,162,175
TOTAL U.S. TREASURY OBLIGATIONS		4,041,885,136
Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28	2,605,000	2,244,278
3.55% 1/15/24	755,000	745,033
TOTAL OTHER GOVERNMENT RELATED		2,989,311
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,499,944,595)		4,079,730,682

U.S. Government Agency - Mortgage Securities - 10.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.9%
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(g)	2,540	2,566
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(g)	23,588	23,635
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(g)	7,234	7,356
1.5% 1/1/36 to 11/1/51	55,565,207	44,586,814
2% 8/1/31 to 4/1/52	337,469,674	281,717,820
2.5% 6/1/28 to 5/1/52	358,700,559	312,976,174
3% 2/1/27 to 7/1/52 (j)(k)	305,198,475	274,223,512
3.5% 5/1/29 to 12/1/52 (j)(k)	198,589,994	183,901,510
4% 7/1/37 to 5/1/52	109,852,845	105,670,513
4.5% 6/1/24 to 8/1/52	86,021,489	84,675,063
5% 6/1/24 to 11/1/52	69,590,115	69,911,426
5.264% 8/1/41 (c)	219,891	221,236
5.5% 11/1/36 to 11/1/52	16,773,769	17,022,639
6% to 6% 2/1/34 to 1/1/42 (k)	7,953,745	8,311,432
6% 11/1/52	4,500,832	4,592,959
6.5% 2/1/36	1,240	1,321
6.666% 2/1/39 (c)	116,280	119,056
TOTAL FANNIE MAE		1,387,965,032
Freddie Mac - 1.6%
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(g)	2,348	2,416
1.5% 3/1/36 to 6/1/51	10,900,891	8,693,626
2% 1/1/32 to 4/1/52 (j)(m)	145,596,550	121,725,867
2.5% 3/1/28 to 5/1/52	177,929,124	154,081,670
3% 10/1/28 to 6/1/52	176,214,273	158,750,756
3.5% 2/1/29 to 11/1/52	174,599,513	163,095,323
4% 1/1/36 to 8/1/52	72,855,037	70,176,104
4.5% 7/1/25 to 7/1/52	25,706,429	25,434,985
5% 10/1/33 to 12/1/52	19,806,191	19,877,026
5.5% 9/1/52 to 11/1/52	4,184,352	4,234,645
6% 7/1/37 to 9/1/52	5,053,338	5,174,909
6.5% 9/1/39	274,970	295,844
TOTAL FREDDIE MAC		731,543,171
Ginnie Mae - 1.9%
3.5% 9/20/40 to 7/20/52	94,477,673	88,476,364
4.5% 5/15/39 to 9/20/52	34,405,716	33,977,499
5.5% 6/15/36 to 3/20/41	125,201	129,303
2% 1/20/51 to 12/20/51	26,016,536	22,189,607
2% 12/1/52 (h)	7,000,000	5,943,754
2% 12/1/52 (h)	12,050,000	10,231,748
2% 12/1/52 (h)	4,000,000	3,396,431
2% 12/1/52 (h)	2,600,000	2,207,680
2% 12/1/52 (h)	2,850,000	2,419,957
2% 12/1/52 (h)	700,000	594,375
2% 12/1/52 (h)	6,450,000	5,476,745
2% 12/1/52 (h)	11,650,000	9,892,105
2% 12/1/52 (h)	3,150,000	2,674,689
2% 12/1/52 (h)	7,500,000	6,368,308
2% 12/1/52 (h)	4,000,000	3,396,431
2% 12/1/52 (h)	8,200,000	6,962,683
2% 12/1/52 (h)	13,500,000	11,462,954
2% 12/1/52 (h)	26,850,000	22,798,542
2% 12/1/52 (h)	6,600,000	5,604,111
2% 12/1/52 (h)	13,100,000	11,123,311
2% 1/1/53 (h)	9,900,000	8,413,900
2% 1/1/53 (h)	3,300,000	2,804,633
2% 1/1/53 (h)	19,400,000	16,487,845
2% 1/1/53 (h)	6,600,000	5,609,267
2% 1/1/53 (h)	6,450,000	5,481,783
2% 1/1/53 (h)	13,150,000	11,176,039
2% 1/1/53 (h)	6,400,000	5,439,289
2% 1/1/53 (h)	3,250,000	2,762,139
2% 1/1/53 (h)	4,500,000	3,824,500
2% 1/1/53 (h)	8,650,000	7,351,539
2% 1/1/53 (h)	6,800,000	5,779,245
2% 1/1/53 (h)	3,350,000	2,847,128
2% 1/1/53 (h)	3,850,000	3,272,072
2% 1/1/53 (h)	7,300,000	6,204,189
2.5% 8/20/46 to 9/20/51	58,128,379	51,251,141
2.5% 12/1/52 (h)	3,650,000	3,202,425
2.5% 12/1/52 (h)	7,300,000	6,404,849
2.5% 12/1/52 (h)	6,600,000	5,790,686
2.5% 12/1/52 (h)	5,550,000	4,869,440
2.5% 12/1/52 (h)	3,050,000	2,675,999
2.5% 12/1/52 (h)	13,300,000	11,669,109
2.5% 12/1/52 (h)	3,600,000	3,158,556
2.5% 12/1/52 (h)	6,500,000	5,702,948
2.5% 12/1/52 (h)	15,775,000	13,840,616
2.5% 12/1/52 (h)	10,100,000	8,861,504
2.5% 12/1/52 (h)	17,775,000	15,595,369
2.5% 12/1/52 (h)	13,350,000	11,712,978
2.5% 12/1/52 (h)	26,600,000	23,338,218
2.5% 12/1/52 (h)	7,300,000	6,404,849
2.5% 12/1/52 (h)	14,600,000	12,809,698
2.5% 1/1/53 (h)	3,650,000	3,205,134
2.5% 1/1/53 (h)	6,600,000	5,795,584
2.5% 1/1/53 (h)	7,300,000	6,410,267
2.5% 1/1/53 (h)	13,350,000	11,722,886
2.5% 1/1/53 (h)	7,300,000	6,410,267
2.5% 1/1/53 (h)	13,300,000	11,678,980
2.5% 1/1/53 (h)	4,000,000	3,512,475
2.5% 1/1/53 (h)	7,250,000	6,366,361
2.5% 1/1/53 (h)	6,550,000	5,751,678
2.5% 1/1/53 (h)	3,575,000	3,139,275
2.5% 1/1/53 (h)	4,100,000	3,600,287
2.5% 1/1/53 (h)	7,350,000	6,454,173
3% 8/20/42 to 2/20/52	85,601,545	77,952,782
3% 12/1/52 (h)	3,400,000	3,066,581
3% 12/1/52 (h)	9,050,000	8,162,517
3% 12/1/52 (h)	4,750,000	4,284,194
3% 12/1/52 (h)	12,650,000	11,409,485
3% 12/1/52 (h)	13,550,000	12,221,227
3% 12/1/52 (h)	5,050,000	4,554,775
3% 12/1/52 (h)	2,900,000	2,615,613
3% 12/1/52 (h)	9,400,000	8,478,195
3% 1/1/53 (h)	6,550,000	5,911,772
3% 1/1/53 (h)	18,200,000	16,426,603
3% 1/1/53 (h)	3,950,000	3,565,114
3% 1/1/53 (h)	10,950,000	9,883,039
3.5% 11/1/52 (h)	100,000	92,787
3.5% 11/1/52 (h)	2,900,000	2,690,826
3.5% 11/1/52 (h)	1,000,000	927,871
3.5% 12/1/52 (h)	4,000,000	3,710,859
3.5% 12/1/52 (h)	2,500,000	2,319,287
3.5% 12/1/52 (h)	3,250,000	3,015,073
3.5% 12/1/52 (h)	1,600,000	1,484,344
3.5% 12/1/52 (h)	14,700,000	13,637,406
3.5% 12/1/52 (h)	6,700,000	6,215,688
3.5% 1/1/53 (h)	6,300,000	5,847,556
3.5% 1/1/53 (h)	13,900,000	12,901,751
3.5% 1/1/53 (h)	2,500,000	2,320,459
3.5% 1/1/53 (h)	1,000,000	928,184
3.5% 1/1/53 (h)	2,000,000	1,856,367
4% 5/20/40 to 5/20/49	51,654,606	50,112,433
4.5% 11/1/52 (h)	4,000,000	3,920,468
4.5% 12/1/52 (h)	1,500,000	1,469,355
4.5% 12/1/52 (h)	5,400,000	5,289,679
4.5% 12/1/52 (h)	700,000	685,699
4.5% 1/1/53 (h)	500,000	485,156
5% 6/20/34 to 8/20/52	15,056,614	15,238,174
5% 12/1/52 (h)	6,600,000	6,596,625
5.5% 1/1/53 (h)	3,000,000	3,033,120
TOTAL GINNIE MAE		917,426,981
Uniform Mortgage Backed Securities - 4.4%
1.5% 12/1/37 (h)	3,000,000	2,621,963
1.5% 12/1/37 (h)	8,400,000	7,341,498
1.5% 12/1/37 (h)	6,750,000	5,899,418
1.5% 12/1/37 (h)	2,400,000	2,097,571
1.5% 12/1/37 (h)	1,200,000	1,048,785
1.5% 12/1/37 (h)	3,400,000	2,971,559
1.5% 12/1/37 (h)	900,000	786,589
1.5% 12/1/37 (h)	2,550,000	2,228,669
1.5% 12/1/37 (h)	850,000	742,890
1.5% 12/1/37 (h)	2,250,000	1,966,473
1.5% 1/1/38 (h)	1,200,000	1,050,426
1.5% 1/1/38 (h)	4,850,000	4,245,471
1.5% 1/1/38 (h)	3,350,000	2,932,439
1.5% 1/1/38 (h)	13,500,000	11,817,291
1.5% 12/1/52 (h)	12,600,000	9,787,695
1.5% 12/1/52 (h)	24,700,000	19,186,990
1.5% 12/1/52 (h)	12,500,000	9,710,015
1.5% 12/1/52 (h)	6,350,000	4,932,688
1.5% 12/1/52 (h)	3,400,000	2,641,124
1.5% 12/1/52 (h)	3,400,000	2,641,124
1.5% 1/1/53 (h)	11,850,000	9,154,588
1.5% 1/1/53 (h)	25,400,000	19,622,492
2% 12/1/37 (h)	3,900,000	3,503,419
2% 12/1/37 (h)	7,000,000	6,288,188
2% 12/1/37 (h)	8,400,000	7,545,826
2% 12/1/37 (h)	15,100,000	13,564,520
2% 12/1/37 (h)	2,800,000	2,515,275
2% 12/1/37 (h)	1,150,000	1,033,059
2% 12/1/37 (h)	5,050,000	4,536,479
2% 12/1/37 (h)	2,000,000	1,796,625
2% 12/1/37 (h)	1,650,000	1,482,216
2% 12/1/37 (h)	900,000	808,481
2% 1/1/38 (h)	5,100,000	4,587,172
2% 1/1/38 (h)	9,550,000	8,589,704
2% 1/1/38 (h)	1,550,000	1,394,140
2% 1/1/38 (h)	2,900,000	2,608,392
2% 1/1/38 (h)	3,050,000	2,743,308
2% 1/1/38 (h)	5,750,000	5,171,811
2% 12/1/52 (h)	1,600,000	1,315,900
2% 12/1/52 (h)	24,250,000	19,944,109
2% 12/1/52 (h)	33,750,000	27,757,266
2% 12/1/52 (h)	33,700,000	27,716,144
2% 12/1/52 (h)	17,150,000	14,104,803
2% 12/1/52 (h)	12,100,000	9,951,494
2% 12/1/52 (h)	16,800,000	13,816,950
2% 12/1/52 (h)	11,950,000	9,828,128
2% 12/1/52 (h)	11,950,000	9,828,128
2% 12/1/52 (h)	16,650,000	13,693,584
2% 12/1/52 (h)	16,650,000	13,693,584
2% 12/1/52 (h)	12,650,000	10,403,834
2% 12/1/52 (h)	19,225,000	15,811,361
2% 12/1/52 (h)	11,425,000	9,396,348
2% 12/1/52 (h)	13,900,000	11,431,881
2% 12/1/52 (h)	11,950,000	9,828,128
2% 12/1/52 (h)	15,025,000	12,357,123
2% 12/1/52 (h)	5,950,000	4,893,503
2% 12/1/52 (h)	6,000,000	4,934,625
2% 12/1/52 (h)	7,550,000	6,209,403
2% 12/1/52 (h)	7,500,000	6,168,281
2% 12/1/52 (h)	19,575,000	16,099,214
2% 12/1/52 (h)	8,875,000	7,299,133
2% 12/1/52 (h)	22,350,000	18,381,478
2% 12/1/52 (h)	13,050,000	10,732,809
2% 12/1/52 (h)	5,575,000	4,585,089
2% 12/1/52 (h)	4,450,000	3,659,847
2% 1/1/53 (h)	6,050,000	4,980,946
2% 1/1/53 (h)	8,200,000	6,751,035
2% 1/1/53 (h)	6,050,000	4,980,946
2% 1/1/53 (h)	1,200,000	987,956
2% 1/1/53 (h)	8,200,000	6,751,035
2% 1/1/53 (h)	1,650,000	1,358,440
2% 1/1/53 (h)	6,050,000	4,980,946
2% 1/1/53 (h)	24,300,000	20,006,115
2% 1/1/53 (h)	8,200,000	6,751,035
2% 1/1/53 (h)	33,000,000	27,168,798
2% 1/1/53 (h)	25,375,000	20,891,159
2% 1/1/53 (h)	21,000,000	17,289,235
2% 1/1/53 (h)	22,350,000	18,400,686
2% 1/1/53 (h)	13,050,000	10,744,025
2% 1/1/53 (h)	12,000,000	9,879,563
2% 1/1/53 (h)	16,300,000	13,419,739
2% 1/1/53 (h)	11,425,000	9,406,167
2% 1/1/53 (h)	12,850,000	10,579,365
2% 1/1/53 (h)	11,750,000	9,673,739
2% 1/1/53 (h)	19,575,000	16,116,037
2% 1/1/53 (h)	29,800,000	24,534,248
2% 1/1/53 (h)	9,250,000	7,615,496
2% 1/1/53 (h)	12,100,000	9,961,892
2% 1/1/53 (h)	16,400,000	13,502,069
2% 1/1/53 (h)	24,150,000	19,882,620
2% 1/1/53 (h)	32,800,000	27,004,138
2.5% 12/1/37 (h)	6,100,000	5,633,922
2.5% 12/1/37 (h)	5,300,000	4,895,047
2.5% 12/1/37 (h)	2,300,000	2,124,266
2.5% 12/1/37 (h)	2,300,000	2,124,266
2.5% 12/1/37 (h)	6,100,000	5,633,922
2.5% 12/1/37 (h)	2,300,000	2,124,266
2.5% 12/1/37 (h)	3,000,000	2,770,781
2.5% 1/1/38 (h)	8,400,000	7,764,750
2.5% 12/1/52 (h)	6,775,000	5,789,449
2.5% 12/1/52 (h)	2,000,000	1,709,062
2.5% 12/1/52 (h)	20,375,000	17,411,073
2.5% 12/1/52 (h)	9,000,000	7,690,781
2.5% 12/1/52 (h)	2,000,000	1,709,062
2.5% 12/1/52 (h)	23,450,000	20,038,757
2.5% 12/1/52 (h)	24,175,000	20,658,292
2.5% 12/1/52 (h)	21,825,000	18,650,143
2.5% 12/1/52 (h)	8,975,000	7,669,418
2.5% 12/1/52 (h)	18,150,000	15,509,741
2.5% 12/1/52 (h)	9,050,000	7,733,507
2.5% 12/1/52 (h)	10,600,000	9,058,031
2.5% 12/1/52 (h)	5,300,000	4,529,015
2.5% 12/1/52 (h)	11,950,000	10,211,648
2.5% 12/1/52 (h)	6,950,000	5,938,992
2.5% 12/1/52 (h)	3,150,000	2,691,773
2.5% 12/1/52 (h)	5,350,000	4,571,742
2.5% 12/1/52 (h)	3,000,000	2,563,594
2.5% 1/1/53 (h)	17,000,000	14,540,977
2.5% 1/1/53 (h)	11,900,000	10,178,684
2.5% 1/1/53 (h)	27,925,000	23,885,693
2.5% 1/1/53 (h)	29,100,000	24,890,732
2.5% 1/1/53 (h)	10,925,000	9,344,716
2.5% 1/1/53 (h)	26,025,000	22,260,525
2.5% 1/1/53 (h)	14,625,000	12,509,517
2.5% 1/1/53 (h)	29,100,000	24,890,732
2.5% 1/1/53 (h)	36,900,000	31,562,474
2.5% 1/1/53 (h)	14,600,000	12,488,133
2.5% 1/1/53 (h)	26,250,000	22,452,980
2.5% 1/1/53 (h)	4,850,000	4,148,455
2.5% 1/1/53 (h)	8,750,000	7,484,327
3% 11/1/52 (h)	925,000	819,059
3% 11/1/52 (h)	5,575,000	4,936,489
3% 11/1/52 (h)	3,700,000	3,276,235
3% 11/1/52 (h)	575,000	509,145
3% 11/1/52 (h)	5,500,000	4,870,078
3% 11/1/52 (h)	1,600,000	1,416,750
3% 11/1/52 (h)	550,000	487,008
3% 11/1/52 (h)	1,000,000	885,469
3% 11/1/52 (h)	3,575,000	3,165,551
3% 12/1/52 (h)	2,050,000	1,814,731
3% 12/1/52 (h)	3,500,000	3,098,320
3% 12/1/52 (h)	22,650,000	20,050,559
3% 12/1/52 (h)	16,200,000	14,340,797
3% 12/1/52 (h)	10,700,000	9,472,008
3% 12/1/52 (h)	7,700,000	6,816,305
3% 12/1/52 (h)	5,975,000	5,289,276
3% 12/1/52 (h)	14,350,000	12,703,114
3% 12/1/52 (h)	4,000,000	3,540,938
3% 12/1/52 (h)	3,500,000	3,098,320
3% 12/1/52 (h)	7,000,000	6,196,641
3% 12/1/52 (h)	9,825,000	8,697,428
3% 12/1/52 (h)	5,050,000	4,470,434
3% 12/1/52 (h)	10,000,000	8,852,344
3% 12/1/52 (h)	32,150,000	28,460,286
3% 12/1/52 (h)	550,000	486,879
3% 12/1/52 (h)	250,000	221,309
3% 12/1/52 (h)	1,050,000	929,496
3% 12/1/52 (h)	1,050,000	929,496
3% 12/1/52 (h)	1,500,000	1,327,852
3% 12/1/52 (h)	5,500,000	4,868,789
3% 12/1/52 (h)	1,500,000	1,327,852
3% 1/1/53 (h)	16,500,000	14,616,035
3% 1/1/53 (h)	29,000,000	25,688,789
3% 1/1/53 (h)	1,800,000	1,594,477
3% 1/1/53 (h)	3,550,000	3,144,662
3% 1/1/53 (h)	3,000,000	2,657,461
3% 1/1/53 (h)	5,950,000	5,270,631
3.5% 12/1/52 (h)	6,800,000	6,230,500
3.5% 12/1/52 (h)	16,950,000	15,530,438
3.5% 12/1/52 (h)	9,500,000	8,704,375
3.5% 12/1/52 (h)	4,500,000	4,123,125
3.5% 12/1/52 (h)	14,000,000	12,827,500
3.5% 12/1/52 (h)	7,500,000	6,871,875
3.5% 12/1/52 (h)	14,000,000	12,827,500
3.5% 12/1/52 (h)	2,000,000	1,832,500
3.5% 12/1/52 (h)	16,500,000	15,118,125
3.5% 12/1/52 (h)	29,825,000	27,327,156
3.5% 12/1/52 (h)	400,000	366,500
3.5% 12/1/52 (h)	6,500,000	5,955,625
3.5% 1/1/53 (h)	2,000,000	1,833,438
3.5% 1/1/53 (h)	4,600,000	4,216,906
4% 12/1/52 (h)	1,900,000	1,797,875
4% 12/1/52 (h)	5,500,000	5,204,375
4% 12/1/52 (h)	2,500,000	2,365,625
4% 12/1/52 (h)	4,700,000	4,447,375
4% 12/1/52 (h)	12,600,000	11,922,750
4% 12/1/52 (h)	12,775,000	12,088,344
4% 12/1/52 (h)	30,775,000	29,120,844
4% 12/1/52 (h)	10,450,000	9,888,313
4% 12/1/52 (h)	5,850,000	5,535,563
4% 12/1/52 (h)	2,175,000	2,058,094
4% 12/1/52 (h)	3,000,000	2,838,750
4% 12/1/52 (h)	7,500,000	7,096,875
4% 12/1/52 (h)	4,000,000	3,785,000
4% 12/1/52 (h)	2,100,000	1,987,125
4.5% 12/1/52 (h)	2,650,000	2,579,611
4.5% 12/1/52 (h)	9,350,000	9,101,645
4.5% 12/1/52 (h)	25,825,000	25,139,036
4.5% 12/1/52 (h)	4,500,000	4,380,471
4.5% 12/1/52 (h)	3,500,000	3,407,033
4.5% 12/1/52 (h)	20,250,000	19,712,120
4.5% 12/1/52 (h)	23,375,000	22,754,113
4.5% 12/1/52 (h)	17,250,000	16,791,806
4.5% 12/1/52 (h)	9,050,000	8,809,614
4.5% 12/1/52 (h)	4,950,000	4,818,518
4.5% 1/1/53 (h)	1,050,000	1,022,110
4.5% 1/1/53 (h)	6,400,000	6,230,003
5% 12/1/52 (h)	10,500,000	10,454,057
5% 12/1/52 (h)	10,000,000	9,956,245
5% 12/1/52 (h)	9,000,000	8,960,621
5% 12/1/52 (h)	7,500,000	7,467,184
5% 12/1/52 (h)	9,000,000	8,960,621
5% 12/1/52 (h)	13,150,000	13,092,462
5% 12/1/52 (h)	14,725,000	14,660,571
5% 12/1/52 (h)	34,400,000	34,249,483
5% 12/1/52 (h)	225,000	224,016
5% 12/1/52 (h)	17,625,000	17,547,882
5% 12/1/52 (h)	2,200,000	2,190,374
5% 12/1/52 (h)	1,000,000	995,625
5% 12/1/52 (h)	2,500,000	2,489,061
5% 12/1/52 (h)	1,500,000	1,493,437
5% 1/1/53 (h)	4,500,000	4,478,904
5% 1/1/53 (h)	5,000,000	4,976,560
5.5% 12/1/52 (h)	3,700,000	3,742,203
5.5% 12/1/52 (h)	4,500,000	4,551,328
5.5% 12/1/52 (h)	7,300,000	7,383,265
5.5% 12/1/52 (h)	3,500,000	3,539,922
5.5% 12/1/52 (h)	5,875,000	5,942,011
5.5% 12/1/52 (h)	5,125,000	5,183,457
5.5% 12/1/52 (h)	2,600,000	2,629,656
5.5% 12/1/52 (h)	9,000,000	9,102,656
5.5% 12/1/52 (h)	2,200,000	2,225,094
5.5% 12/1/52 (h)	6,100,000	6,169,578
5.5% 12/1/52 (h)	2,600,000	2,629,656
5.5% 12/1/52 (h)	4,025,000	4,070,910
5.5% 1/1/53 (h)	5,000,000	5,053,906
5.5% 1/1/53 (h)	14,500,000	14,656,327
5.5% 1/1/53 (h)	7,000,000	7,075,468
6% 12/1/52 (h)	2,700,000	2,762,016
6% 12/1/52 (h)	2,400,000	2,455,125
6% 12/1/52 (h)	2,700,000	2,762,016
6% 12/1/52 (h)	3,000,000	3,068,906
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,055,079,362
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,245,760,331)		5,092,014,546

Asset-Backed Securities - 2.2%
		Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,443,785	1,479,881
Series 2019-1 Class A, 3.844% 5/15/39 (b)		2,823,664	1,875,591
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		6,679,486	4,749,666
Class B, 4.458% 10/16/39 (b)(e)		1,333,003	612,572
Series 2021-1A Class A, 2.95% 11/16/41 (b)		5,128,676	4,077,177
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 1.0533% 4/25/36 (c)(g)		2,414,000	2,174,358
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 4.6886% 12/25/35 (g)		11,165,000	10,181,537
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/32 (b)(c)(g)		7,500,000	7,342,335
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(g)		1,584,000	1,552,819
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 5.2191% 10/17/34 (b)(c)(g)		4,150,000	4,009,029
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(g)		3,880,000	3,759,941
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 7/20/32 (b)(c)(g)		16,000,000	15,626,864
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(g)		5,071,000	4,915,807
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(g)		4,673,000	4,511,725
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 5.2436% 11/25/34 (c)(g)		3,108,480	2,814,455
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, 3 month U.S. LIBOR + 1.170% 5.2491% 7/15/34 (b)(c)(g)		10,500,000	10,168,127
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		1,944,377	1,560,434
Class B, 4.335% 1/16/40 (b)		345,680	148,892
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(g)		7,102,000	6,943,739
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(g)		5,889,000	5,725,639
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(g)		7,506,000	7,196,362
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(g)		15,169,000	14,750,411
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 4.6836% 1/25/36 (c)(g)		2,572,199	2,344,346
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, 3 month U.S. LIBOR + 1.210% 5.5684% 1/25/35 (b)(c)(g)		9,500,000	9,169,191
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 1/20/34 (b)(c)(g)		2,000,000	1,939,512
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(g)		3,908,000	3,785,320
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 10/17/32 (b)(c)(g)		7,500,000	7,293,563
Balboa Bay Loan Funding Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.120% 5.3626% 1/20/32 (b)(c)(g)		10,000,000	9,790,440
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 5.4946% 1/25/35 (b)(c)(g)		12,000,000	11,608,524
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 5.4746% 4/24/34 (b)(c)(g)		22,750,000	21,970,767
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (b)(c)(g)		7,708,000	7,550,695
Bellemeade Re Ltd. Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.750% 5.2969% 3/25/31 (b)(c)(g)		2,531,904	2,514,576
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 6.4969% 3/25/31 (b)(c)(g)		2,140,000	2,035,175
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(g)		5,907,000	5,711,526
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		7,262,977	5,932,152
Class AA, 2.487% 12/16/41 (b)(c)		711,720	647,658
Series 2021-1A Class A, 2.443% 7/15/46 (b)		7,416,475	6,070,140
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 5.9426% 4/20/33 (b)(c)(g)		8,500,000	8,094,100
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 5.3391% 4/15/34 (b)(c)(g)		3,000,000	2,917,170
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(g)		7,997,743	7,868,835
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	177,700
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 4.7486% 12/25/35 (c)(g)		522,404	520,142
Class M2, 1 month U.S. LIBOR + 0.730% 4.7786% 12/25/35 (g)		10,000,000	8,993,045
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		5,499,066	4,638,517
Class B, 5.095% 4/15/39 (b)		2,927,377	2,166,317
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		3,422,286	2,994,627
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(g)		4,327,000	4,208,821
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(g)		7,060,000	6,782,493
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(g)		3,624,000	3,495,225
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(g)		5,895,000	5,681,860
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		418,917	392,609
CIFC Funding Ltd. Series 2021-7A Class B, 3 month U.S. LIBOR + 1.600% 5.9246% 1/23/35 (b)(c)(g)		7,600,000	7,232,449
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.3661% 10/25/37 (b)(c)(g)		523,101	519,179
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25		700,000	693,864
Series 2018-A7 Class A7, 3.96% 10/13/30		2,500,000	2,385,280
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(g)		7,340,000	7,042,723
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	2,976,893
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 10/15/31 (b)(c)(g)		25,000,000	24,434,750
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, 3 month U.S. LIBOR + 1.120% 5.1991% 1/17/34 (b)(c)(g)		1,000,000	973,989
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,964,680	6,297,297
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (b)(c)(g)		4,007,000	3,861,754
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(g)		3,910,000	3,784,415
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(g)		5,400,000	5,266,339
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.650% 6.2561% 5/15/32 (b)(c)(g)		6,000,000	5,754,600
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(g)		5,160,000	4,991,361
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(g)		3,054,000	2,949,431
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(g)		2,460,000	2,406,473
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(g)		6,200,000	6,016,108
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(g)		7,240,000	7,052,752
ECMC Group Student Loan Trust Series 2021-1A Class A1B, 1 month U.S. LIBOR + 0.570% 4.6136% 11/25/70 (b)(c)(g)		843,837	795,871
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 5.3661% 3/25/36 (b)(c)(g)		891,660	879,385
Elevation CLO, Ltd. Series 2021-13A Class A1, 3 month U.S. LIBOR + 1.190% 5.2691% 7/15/34 (b)(c)(g)		8,500,000	8,196,338
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 4/20/34 (b)(c)(g)		35,000,000	34,028,400
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 4.9436% 1/25/36 (c)(g)		4,800,000	4,507,717
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(g)		4,210,000	4,074,834
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(g)		5,750,000	5,593,916
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(g)		7,413,000	7,214,435
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,037,894
Freddie Mac STACR REMIC Trust Series 2022-DNA7 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 8.5208% 3/25/52 (b)(c)(g)		3,150,000	3,297,718
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 5.2191% 4/15/34 (b)(c)(g)		35,000,000	33,941,950
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.900% 2.443% 4/25/34 (b)(c)(g)	EUR	2,000,000	1,987,692
Home Re, Ltd.:
Series 2021-1:
Class M1B, 1 month U.S. LIBOR + 1.550% 5.5936% 7/25/33 (b)(c)(g)		123,627	122,881
Class M1C, 1 month U.S. LIBOR + 2.300% 6.3436% 7/25/33 (b)(c)(g)		745,000	718,307
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.600% 5.1469% 1/25/34 (b)(c)(g)		665,000	647,402
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 6.3469% 1/25/34 (b)(c)(g)		990,000	912,777
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,237,821	2,636,233
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		3,771,452	2,941,718
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 4.1836% 1/25/37 (c)(g)		2,569,888	1,907,268
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(g)		4,148,000	3,996,283
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.650% 2.028% 7/15/31 (b)(c)(g)	EUR	10,000,000	10,050,999
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, 3 month U.S. LIBOR + 1.200% 5.4426% 10/20/34 (b)(c)(g)		13,000,000	12,607,686
Class A2R, 3 month U.S. LIBOR + 1.750% 5.9926% 10/20/34 (b)(c)(g)		10,600,000	10,080,727
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, 3 month U.S. LIBOR + 1.280% 5.3591% 7/17/29 (b)(c)(g)		1,308,870	1,292,818
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		504,086	483,143
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (b)(c)(g)		9,327,000	8,917,703
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 5.4126% 7/20/34 (b)(c)(g)		13,000,000	12,587,510
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 5.2226% 3/20/30 (b)(c)(g)		7,295,971	7,165,526
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,535,394
Class B, 2.47% 11/20/31 (b)		150,000	121,548
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 5.4026% 7/20/34 (b)(c)(g)		12,500,000	12,169,113
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(g)		6,180,000	5,959,423
Madison Park Funding Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.140% 5.3337% 1/18/34 (b)(c)(g)		4,500,000	4,399,439
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(g)		4,233,000	4,123,323
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 5.2776% 7/21/30 (b)(c)(g)		6,938,795	6,829,557
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.120% 5.4784% 4/25/32 (b)(c)(g)		20,000,000	19,650,080
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 5.1991% 7/17/34 (b)(c)(g)		12,500,000	12,127,025
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(g)		1,417,000	1,373,667
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 4.8791% 1/15/28 (b)(c)(g)		6,357,718	6,269,053
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(g)		4,904,000	4,744,855
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)		1,616,908	1,592,335
Series 2022-1A Class A, 1.36% 4/15/32 (b)		1,913,622	1,871,038
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 4.7436% 11/25/35 (c)(g)		9,860,408	5,737,201
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 5.7686% 6/25/35 (c)(g)		1,816,559	1,814,187
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 5.3766% 4/19/33 (b)(c)(g)		5,000,000	4,904,070
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(g)		8,353,000	8,215,652
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 4.5236% 6/25/36 (g)		3,660,650	2,028,560
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 4.3036% 5/25/37 (c)(g)		2,174,314	1,494,870
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 4.4036% 9/25/36 (c)(g)		8,141,000	7,419,957
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	69,999
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 4.6436% 4/25/40 (c)(g)		2,511,309	2,385,512
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 5.5161% 6/25/65 (b)(c)(g)		1,350,704	1,316,573
Series 2017-3A Class A3, 1 month U.S. LIBOR + 1.050% 5.0661% 7/26/66 (b)(c)(g)		9,093,000	8,925,459
Nelnet Student Loan Trust Series 2013-1 Class A6, 3 month U.S. LIBOR + 0.450% 5.1419% 8/23/36 (b)(c)(g)		6,524,587	6,243,842
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 4.2736% 4/25/37 (g)		2,579,712	2,511,366
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 4.7371% 6/20/34 (b)(c)(g)		23,750,000	22,861,346
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, 3 month U.S. LIBOR + 1.550% 5.7926% 4/20/34 (b)(c)(g)		2,000,000	1,916,496
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 5.3326% 7/20/32 (b)(c)(g)		18,000,000	17,548,722
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, 3 month U.S. LIBOR + 1.700% 6.3497% 5/12/31 (b)(c)(g)		2,500,000	2,402,318
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 5.2926% 7/20/30 (b)(c)(g)		3,000,000	2,953,506
Oportun Funding XIV, LLC Series 2021-A:
Class A, 1.21% 3/8/28 (b)		800,000	733,559
Class B, 1.76% 3/8/28 (b)		400,000	365,529
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 5.4326% 4/20/34 (b)(c)(g)		6,000,000	5,842,152
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 5.2426% 10/20/31 (b)(c)(g)		12,750,000	12,421,267
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 5.8897% 2/14/34 (b)(c)(g)		2,000,000	1,929,570
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(g)		5,651,000	5,492,597
PennyMac Mortgage Investment Trust Series 2018-FT1 Class A, 1 month U.S. LIBOR + 2.350% 6.3936% 4/25/23 (b)(c)(g)		300,000	282,689
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,044,088	4,966,971
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,662,570	4,044,038
Class A2II, 4.008% 12/5/51 (b)		4,167,060	3,260,829
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 6.9547% 2/27/24 (b)(c)(g)		3,110,800	2,966,532
Progress Residential Trust:
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,180,892
Series 2021-SFR3 Class F, 3.436% 5/17/26 (b)		1,500,000	1,277,690
Series 2021-SFR8 Class F, 3.181% 10/17/38 (b)		4,000,000	3,287,746
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/34 (b)(c)(g)		4,700,000	4,526,537
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(g)		7,250,000	7,057,498
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 5.0787% 7/10/34 (b)(c)(g)		13,250,000	12,844,020
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(g)		7,731,000	7,511,563
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,634,196
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		5,862,953	4,415,557
Class B, 4.335% 3/15/40 (b)		665,815	389,249
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 5.5626% 4/20/33 (b)(c)(g)		12,000,000	11,804,832
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,532,280
1.884% 7/15/50 (b)		2,753,000	2,421,142
2.328% 7/15/52 (b)		2,105,000	1,756,216
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 4.3236% 6/25/36 (c)(g)		2,335,526	1,463,350
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 5.4826% 1/20/34 (b)(c)(g)		5,000,000	4,881,990
SLM Student Loan Trust Series 2014-14 Class A7, 3 month U.S. LIBOR + 0.600% 4.9584% 10/25/65 (b)(c)(g)		4,000,000	3,719,248
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 5.3946% 10/23/31 (b)(c)(g)		10,250,000	9,976,089
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A2, 1 month U.S. LIBOR + 0.150% 4.1936% 6/25/37 (c)(g)		9,260,810	6,454,026
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 4.3436% 1/25/37 (c)(g)		7,309,000	6,930,398
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,489,375	1,219,942
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (b)(c)(g)		1,207,487	1,189,372
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(g)		7,640,000	7,429,014
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (b)(c)(g)		2,730,000	2,678,037
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(g)		768,000	750,129
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 5.4026% 4/20/34 (b)(c)(g)		5,500,000	5,361,824
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(g)		3,163	2,984
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 6.8436% 6/25/24 (b)(c)(g)		1,250,000	1,163,655
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		7,974,192	6,025,539
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		8,960,268	6,770,558
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.7088% 3/25/58 (b)(c)		1,311,860	1,213,983
Series 2019-MH1 Class A1, 3% 11/25/58 (b)		2,482,214	2,426,109
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		2,039,663	1,793,038
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 5.6784% 4/25/34 (b)(c)(g)		12,000,000	11,649,900
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		54,356	54,069
Series 2021-2 Class A, 0.91% 6/20/31 (b)		2,221,694	2,174,177
Series 2021-3 Class A, 0.83% 7/20/31 (b)		4,309,502	4,181,995
Series 2021-4 Class A, 0.84% 9/20/31 (b)		4,760,349	4,593,845
3.12% 3/20/32 (b)		3,582,832	3,443,453
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(g)		6,967,000	6,942,734
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 5.3191% 4/15/34 (b)(c)(g)		15,200,000	14,699,662
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		16,893,953	14,904,836
Volt Xcv LLC Series 2021-NPL4 Class A1, 2.2396% 3/27/51 (b)		2,054,787	1,911,519
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (b)(c)(g)		8,868,000	8,683,679
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(g)		15,930,000	15,461,132
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(g)		7,430,000	7,176,340
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(g)		3,924,000	3,798,098
TOTAL ASSET-BACKED SECURITIES (Cost $1,079,464,537)			1,020,322,556

Collateralized Mortgage Obligations - 0.7%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Ajax Mortgage Loan Trust:
sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,648,593	1,375,937
Series 2022-B Class A1, 3.5% 3/27/62 (b)		13,060,800	11,976,175
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.440% 4.4836% 9/25/47 (g)		1,899,360	1,695,090
Angel Oak Mortgage Trust sequential payer Series 2022-6 Class A1, 4.3% 7/25/67 (b)		8,673,173	8,092,694
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 6.0363% 1/26/37 (b)(c)		3,310,143	2,580,759
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		4,913,766	4,400,974
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)		2,317,731	2,201,918
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		7,801,660	6,477,755
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)		9,670,613	9,538,660
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)		3,543,485	3,459,895
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)		3,379,406	3,168,587
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		2,648,638	2,542,919
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		3,332,512	3,138,771
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		4,282,602	4,001,550
CFMT Series 2022-HB10 Class A, 3.5% 11/25/35 (b)		6,700,000	6,351,526
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		7,525,577	7,243,368
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		1,691,826	1,634,488
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		6,076,037	5,409,050
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		7,771,241	6,948,510
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		8,013,764	7,042,006
Series 2022-R2 Class A1, 3.75% 12/25/61 (b)(c)		2,461,473	2,267,711
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(c)		6,993,174	5,936,028
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,227,904	1,106,231
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)		3,744,114	3,276,583
Connecticut Ave Securities Trust 2019-R floater Series 2019-R07 Class 1B1, 1 month U.S. LIBOR + 3.400% 7.4161% 10/25/39 (b)(c)(g)		3,500,000	3,296,314
Connecticut Avenue Securities floater Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 9.7708% 3/25/42 (b)(c)(g)		130,000	131,235
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 6.0661% 1/25/40 (b)(c)(g)		340,591	335,453
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7737% 10/25/61 (b)(c)		8,284,315	6,283,078
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (b)(c)(g)		177,552	171,993
CSMC Trust:
sequential payer:
Series 2020-RPL2 Class A12, 3.4467% 2/25/60 (b)(c)		610,159	600,945
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)		5,292,816	5,039,290
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		1,934,417	1,634,195
Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(c)		7,743,131	6,909,196
Series 2022-RPL3 Class A1, 3.623% 3/25/61 (b)(c)		12,386,150	12,195,403
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		350,421	274,632
Series 2022-RPL1 Class PT, 4.3601% 4/25/61 (b)(c)		9,441,320	8,528,345
Csmcm 2022-Rpl1 Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/61 (b)		396,849	354,148
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		1,953,698	1,627,707
Eagle Re Ltd. floater Series 2021-1:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.150% 5.6969% 10/25/33 (b)(c)(g)		781,781	781,067
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 6.2469% 10/25/33 (b)(c)(g)		1,735,000	1,690,174
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)		7,862,284	7,555,637
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.3088% 11/19/35 (c)		1,678,064	1,383,101
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 4.4836% 8/25/46 (c)(g)		18,144,712	4,283,611
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		12,946,086	10,428,680
Legacy Mortgage Asset Trust sequential payer:
Series 2020-GS2 Class A1, 2.75% 3/25/60 (b)(c)		12,849,510	12,004,621
Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		820,305	801,809
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.180% 4.2236% 2/25/36 (g)		6,075,768	3,631,045
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		1,102,797	996,377
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		2,030,688	1,843,661
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		4,555,862	4,047,117
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		6,174,778	5,483,722
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		4,377,350	3,869,092
OBX Trust sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)		14,034,362	10,498,020
Preston Ridge Partners Mortgage Trust:
Series 2021-1 Class A1, 2.115% 1/25/26 (b)		13,158,358	11,971,865
Series 2021-2 Class A1, 2.115% 3/25/26 (b)		10,801,315	9,795,054
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		1,908,469	1,693,220
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)		2,514,550	2,200,568
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		9,493,001	8,811,730
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,512,705	1,163,427
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,406,155	1,888,605
Series 2007-QS8 Class A5, 6% 6/25/37		904,052	693,381
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR 3.578% 7/30/75 (b)(c)(g)	EUR	942,285	968,725
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		2,602,090	2,522,584
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,526,851	1,393,082
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(g)		753	679
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 4.6836% 9/25/43 (c)(g)		1,336,416	1,240,817
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 4.7836% 1/25/45 (g)		1,197,090	1,131,565
TOTAL PRIVATE SPONSOR			274,022,155
U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 8.7708% 3/25/42 (b)(c)(g)		240,000	233,075
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		623,502	567,802
Class GA, 1.75% 6/25/42		670,225	606,361
Series 2005-79 Class ZC, 5.9% 9/25/35		182,640	185,333
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 2.5289% 8/25/37 (c)(n)(o)		581,900	66,372
Series 2010-135 Class ZA, 4.5% 12/25/40		336,641	337,578
Series 2010-150 Class ZC, 4.75% 1/25/41		534,492	531,050
Series 2010-95 Class ZC, 5% 9/25/40		1,269,329	1,285,299
Series 2011-4 Class PZ, 5% 2/25/41		176,588	170,565
Series 2012-100 Class WI, 3% 9/25/27 (n)		244,577	11,339
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (c)(n)(o)		32,144	267
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (c)(n)(o)		23,437	294
Series 2013-133 Class IB, 3% 4/25/32 (n)		91,250	2,996
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (c)(n)(o)		82,553	8,995
Series 2013-44 Class DJ, 1.85% 5/25/33		6,029,632	5,468,550
Series 2013-51 Class GI, 3% 10/25/32 (n)		428,701	27,303
Series 2015-42 Class IL, 6% 6/25/45 (n)		567,117	100,351
Series 2015-70 Class JC, 3% 10/25/45		468,265	443,415
Series 2017-30 Class AI, 5.5% 5/25/47 (n)		332,516	60,147
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		2,363,633	1,969,872
Series 4135 Class AB, 1.75% 6/15/42		490,665	446,547
sequential payer Series 3871 Class KB, 5.5% 6/15/41		413,352	429,970
Series 2017-4683 Class LM, 3% 5/15/47		697,836	661,026
Series 2933 Class ZM, 5.75% 2/15/35		374,747	386,269
Series 2996 Class ZD, 5.5% 6/15/35		241,222	248,093
Series 3237 Class C, 5.5% 11/15/36		322,033	325,651
Series 3980 Class EP, 5% 1/15/42		1,690,388	1,712,097
Series 4055 Class BI, 3.5% 5/15/31 (n)		91,614	2,856
Series 4149 Class IO, 3% 1/15/33 (n)		231,284	19,242
Series 4314 Class AI, 5% 3/15/34 (n)		30,888	1,096
Series 4427 Class LI, 3.5% 2/15/34 (n)		265,225	16,963
Series 4471 Class PA 4% 12/15/40		235,633	230,318
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		488,721	478,454
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 6.7161% 10/25/49 (b)(c)(g)		9,700,000	9,315,472
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 6.5208% 12/25/50 (b)(c)(g)		3,910,000	3,780,097
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 6.9208% 8/25/33 (b)(c)(g)		4,380,000	3,929,168
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 6.5208% 8/25/33 (b)(c)(g)		2,700,000	2,203,597
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 5.7708% 8/25/33 (b)(c)(g)		3,900,000	3,581,755
Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.900% 6.4208% 4/25/42 (b)(c)(g)		6,000,000	5,737,854
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 6.3161% 1/25/50 (b)(c)(g)		6,600,000	6,170,230
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (c)(g)(p)		703,437	695,058
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.6927% 9/20/61 (c)(g)(p)		2,642,511	2,619,974
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 3.6627% 8/20/62 (c)(g)(p)		381,008	377,812
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (c)(g)(p)		4,854	4,793
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (c)(g)(p)		771,112	766,648
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 4.4386% 10/20/49 (c)(g)		252,945	248,049
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (c)(g)		1,201,807	1,188,797
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (c)(o)		495,593	429,449
Series 2016-69 Class WA, 3% 2/20/46		305,365	285,462
Series 2017-134 Class BA, 2.5% 11/20/46		727,241	657,555
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		1,018,777	993,471
Series 2010-170 Class B, 4% 12/20/40		227,042	221,401
Series 2017-139 Class BA, 3% 9/20/47		3,046,882	2,757,276
Series 2010-116 Class QB, 4% 9/16/40		1,716,342	1,675,670
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.0634% 2/16/40 (c)(n)(o)		304,591	20,199
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (c)(n)(o)		75,302	7,562
Series 2013-149 Class MA, 2.5% 5/20/40		828,835	791,332
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		6,660	6,252
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (c)(g)(p)		1,720,892	1,711,896
TOTAL U.S. GOVERNMENT AGENCY			67,212,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $373,929,312)			341,234,530

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.2032% 5/15/35 (b)(c)	2,310,559	1,893,361
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1 Class A4, 2.253% 11/15/54	4,200,000	3,354,877
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)	9,500,000	7,556,631
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 4.775% 4/15/35 (b)(c)(g)	3,546,916	3,439,053
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(g)	4,172,000	4,018,732
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (b)(c)(g)	789,000	751,850
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (b)(c)(g)	562,000	529,630
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	6,014,154
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,589,807
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	982,034
Class CNM, 3.8425% 11/5/32 (b)(c)	461,000	384,897
BANK:
sequential payer:
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	3,785,866
Class A5, 2.851% 10/17/52	838,000	723,247
Series 2020-BN28 Class A3, 1.584% 3/15/63	9,000,000	7,007,768
Series 2021-BN31 Class A3, 1.771% 2/15/54	2,000,000	1,569,432
Series 2021-BN32 Class A4, 2.349% 4/15/54	20,000,000	16,489,186
Series 2021-BN33 Class A4, 2.27% 5/15/64	9,000,000	7,352,666
Series 2021-BN35 Class A5, 2.285% 6/15/64	39,000	31,319
Series 2022-BNK43 Class A5, 4.399% 8/15/55	4,500,000	4,264,173
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (c)(n)	5,200,000	129,532
Series 2021-BN31 Class XB, 0.9775% 2/15/54 (c)(n)	7,000,000	380,017
Series 2021-BN33 Class XA, 1.1716% 5/15/64 (c)(n)	8,971,141	519,403
Series 2021-BN34 Class XB, 0.6266% 6/15/63 (c)(n)	171,794,000	5,980,836
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 4.6436% 11/25/35 (b)(c)(g)	15,891	14,440
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 4.6286% 1/25/36 (b)(c)(g)	39,365	35,700
Class M1, 1 month U.S. LIBOR + 0.670% 4.7186% 1/25/36 (b)(c)(g)	12,706	11,398
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 4.4486% 12/25/36 (b)(c)(g)	83,619	76,001
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 4.4486% 3/25/37 (b)(c)(g)	22,338	20,130
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.3136% 7/25/37 (b)(c)(g)	65,642	57,314
Class A2, 1 month U.S. LIBOR + 0.320% 4.3636% 7/25/37 (b)(c)(g)	61,458	52,661
Class M1, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(g)	20,919	17,904
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.3336% 7/25/37 (b)(c)(g)	22,741	19,951
Class M1, 1 month U.S. LIBOR + 0.310% 4.3536% 7/25/37 (b)(c)(g)	12,051	11,473
Class M2, 1 month U.S. LIBOR + 0.340% 4.3836% 7/25/37 (b)(c)(g)	12,890	12,193
Class M3, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(g)	20,645	17,148
Class M4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/37 (b)(c)(g)	32,591	27,039
Class M5, 1 month U.S. LIBOR + 0.600% 4.6436% 7/25/37 (b)(c)(g)	15,510	17,344
BBCMS Mortgage Trust sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	3,478,164
Series 2021-C9 Class A4, 2.021% 2/15/54	10,000,000	8,005,440
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,635,685
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	899,007
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,540,525
Series 2019-B13 Class A4, 2.952% 8/15/57	7,629,000	6,653,643
Series 2020-B18 Class A4, 1.672% 7/15/53	10,000,000	7,939,473
Series 2020-B19:
Class A3, 1.787% 9/15/53	5,800,000	5,055,089
Class A4, 1.546% 9/15/53	12,500,000	10,061,585
Series 2020-B22 Class A4, 1.685% 1/15/54	3,175,000	2,485,182
Series 2021-B23 Class A4A1, 1.823% 2/15/54	2,000,000	1,574,519
Series 2021-B24:
Class A4, 2.2638% 3/15/54	17,600,000	14,479,421
Class A5, 2.5843% 3/15/54	1,200,000	993,244
Series 2021-B26 Class A4, 2.295% 6/15/54	8,800,000	7,242,344
Series 2021-B28 Class A5, 2.2237% 8/15/54	640,000	511,165
Series 2021-B31 Class A5, 2.669% 12/15/54	4,887,468	4,008,487
Series 2022-B36 Class A5, 4.4699% 7/15/55	6,000,000	5,713,015
Series 2019-B12 Class XA, 1.1696% 8/15/52 (c)(n)	38,841,816	1,643,743
Series 2019-B14 Class XA, 0.9039% 12/15/62 (c)(n)	22,718,676	734,847
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (b)(c)(g)	7,501,000	7,397,415
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 5.1253% 7/15/35 (b)(c)(g)	10,931,821	10,481,227
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(g)	8,921,000	8,396,620
BMO Mortgage Trust sequential payer Series 2022-C1 Class A4, 3.119% 2/15/55	6,200,000	5,274,835
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(g)	15,784,000	15,358,697
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (b)(c)(g)	4,626,000	4,333,252
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class E, 1 month U.S. LIBOR + 2.820% 6.695% 12/15/38 (b)(c)(g)	10,350,000	9,468,302
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(g)	8,026,000	7,658,871
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (b)(c)(g)	1,201,000	1,127,810
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (b)(c)(g)	1,607,000	1,497,014
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (b)(c)(g)	1,560,000	1,434,218
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (b)(c)(g)	5,425,000	4,984,193
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(g)	5,200,000	4,978,318
Series 2022-CSMO:
Class A, CME Term SOFR 1 Month Index + 2.110% 5.9091% 6/15/27 (b)(c)(g)	6,438,000	6,369,422
Class B, CME Term SOFR 1 Month Index + 3.140% 6.935% 6/15/27 (b)(c)(g)	3,795,000	3,749,822
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(g)	11,579,430	11,108,210
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (b)(c)(g)	2,389,891	2,334,624
BX Trust:
floater:
Series 2018-EXCL:
Class B, 1 month U.S. LIBOR + 1.320% 5.201% 9/15/37 (b)(c)(g)	1,080,352	1,044,986
Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (b)(c)(g)	1,952,300	1,685,241
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (b)(c)(g)	4,464,000	4,289,265
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (b)(c)(g)	2,952,000	2,806,787
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (b)(c)(g)	3,099,000	2,891,006
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (b)(c)(g)	4,429,350	4,323,442
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (b)(c)(g)	4,286,550	4,169,211
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (b)(c)(g)	7,863,350	7,575,849
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (b)(c)(g)	8,530,600	8,224,670
Class G, CME Term SOFR 1 Month Index + 2.410% 6.2087% 10/15/36 (b)(c)(g)	15,725,000	15,012,703
Class J, CME Term SOFR 1 Month Index + 2.760% 6.5587% 10/15/36 (b)(c)(g)	6,162,500	5,814,461
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(g)	3,786,000	3,630,428
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(g)	7,377,000	6,998,906
Series 2021-SOAR Class F, 6.226% 6/15/38 (b)(c)	3,969,927	3,681,296
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(g)	4,233,000	4,214,434
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (b)(c)(g)	7,417,302	7,205,818
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (b)(c)(g)	3,781,761	3,615,327
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (b)(c)(g)	853,578	806,780
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (b)(c)(g)	714,006	669,717
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 4.5753% 1/15/34 (b)(c)(g)	3,562,000	3,439,609
Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	8,356,696	8,000,480
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(g)	7,500,000	7,299,518
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(g)	16,781,032	16,485,367
BXMT, Ltd. floater Series 2020-FL3 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.8812% 11/15/37 (b)(g)	13,100,000	12,894,511
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 6.983% 3/15/35 (b)(c)(g)	8,167,000	7,716,672
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (b)(c)(g)	3,800,000	3,718,954
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	7,800,000	6,272,145
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,378,395
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	16,853,510	14,903,960
Class A2, 1.99% 7/15/60 (b)	6,652,921	5,514,275
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	8,574,724	7,386,879
CF Mortgage Trust sequential payer Series 2019-CF2 Class A4, 2.6236% 11/15/52	850,000	715,115
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49	939,742	859,462
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(g)	3,687,000	3,580,350
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (b)(c)(g)	1,400,000	1,347,182
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(g)	13,951,649	13,679,467
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (b)(c)(g)	2,103,119	2,034,078
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (b)(c)(g)	2,376,058	2,274,902
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (b)(c)(g)	77,702	72,209
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (b)(c)(g)	1,070,250	982,471
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2015-GC33 Class A3, 3.515% 9/10/58	1,584,037	1,503,061
Series 2016-GC37 Class A3, 3.05% 4/10/49	2,190,826	2,038,159
Series 2013-GC17 Class A/S, 4.544% 11/10/46	2,300,000	2,245,761
Series 2014-GC25 Class A/S, 4.017% 10/10/47	1,183,000	1,119,216
Series 2015-GC29 Class XA, 1.1557% 4/10/48 (c)(n)	28,904,433	542,328
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	570,290	551,257
Class XA, 1.0252% 9/10/58 (c)(n)	17,408,247	336,287
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,532,548
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,343,142
Series 2016-P6 Class XA, 0.7018% 12/10/49 (c)(n)	12,608,641	226,422
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,684,190
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,556,243
Series 2016-COR1 Class A3, 2.826% 10/10/49	7,520,414	6,831,778
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	1,000,000	980,280
Series 2014-CR17 Class XA, 1.1106% 5/10/47 (c)(n)	17,409,148	167,873
Series 2014-CR20 Class XA, 1.0939% 11/10/47 (c)(n)	15,768,998	220,211
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (c)(n)	30,949,598	289,812
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,737,658
Class XA, 0.9848% 12/10/47 (c)(n)	9,203,794	117,414
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,208,176	2,103,431
Series 2015-CR24 Class A4, 3.432% 8/10/48	954,103	902,845
Series 2015-PC1 Class A4, 3.62% 7/10/50	806,614	775,634
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(g)	7,993,000	7,889,801
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (b)(c)(g)	1,521,000	1,478,800
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,201,900	1,965,338
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	4,967,069
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,450,581
Class C, 4.9414% 4/15/36 (b)(c)	1,033,000	967,170
Class D, 4.9414% 4/15/36 (b)(c)	2,066,000	1,898,898
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54	16,000,000	13,314,362
Series 2016-C7 Class A4, 3.21% 11/15/49	3,186,022	2,950,212
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49	2,000,000	1,874,337
CSMC Trust sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)	2,001,000	1,805,182
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class A3, 3.269% 6/10/50	1,129,787	1,085,318
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)	13,500,000	10,724,717
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(g)	10,980,000	10,474,353
Class B, 1 month U.S. LIBOR + 1.120% 4.9962% 11/15/38 (b)(c)(g)	975,000	926,130
Class F, 1 month U.S. LIBOR + 2.660% 6.543% 11/15/38 (b)(c)(g)	1,000,000	906,035
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(g)	4,751,128	4,569,473
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (b)(c)(g)	2,054,885	1,951,851
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (b)(c)(g)	1,515,050	1,439,086
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (b)(c)(g)	3,061,339	2,900,174
Freddie Mac:
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	500,000	415,105
Series 2019-K095 Class X1, 1.084% 6/25/29 (c)(n)	13,916,556	685,236
Series 2020-K106 Class X1, 1.4771% 1/25/30 (c)(n)	60,679,347	4,567,656
Series 2021-K124 Class X1, 0.8111% 12/25/30 (c)(n)	6,485,260	289,432
Series 2021-K741 Class X1, 0.6562% 12/25/27 (c)(n)	140,715,183	3,318,388
Series 2022-K150 Class A2, 3.71% 11/25/32	2,600,000	2,450,020
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, 1 month U.S. LIBOR + 2.450% 6.2549% 10/25/28 (c)(g)	4,956,276	4,749,697
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62	1,487,930	1,189,639
Series 2021-14 Class AB, 1.34% 6/16/63	1,786,503	1,394,503
Series 2021-2 Class AH, 1.5% 6/16/63	4,198,554	3,348,037
Series 2021-21 Class AH, 1.4% 6/16/63	2,835,559	2,228,190
Series 2021-31 Class B, 1.25% 1/16/61	3,080,185	2,382,791
Greystone Commercial Capital Trust floater Series 2021-3 Class A, 1 month U.S. LIBOR + 2.230% 6.1336% 8/1/23 (b)(c)(g)	7,000,000	6,891,455
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (b)(c)(g)	9,403,723	9,219,405
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (b)(c)(g)	4,013,000	3,783,387
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(g)	7,945,000	7,394,872
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (b)(c)(g)	730,000	675,113
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (b)(c)(g)	601,000	550,793
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 5.4886% 11/21/35 (b)(c)(g)	3,488,852	3,281,991
sequential payer:
Series 2015-GS1 Class A3, 3.734% 11/10/48	11,384,000	10,749,167
Series 2020-GSA2 Class A4, 1.721% 12/12/53	4,940,000	3,838,492
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	10,724,716	10,505,364
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,883,924	1,777,040
Series 2015-GC34 Class XA, 1.3589% 10/10/48 (c)(n)	5,343,340	147,021
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	1,734,396
Series 2021-RENT Class D, 1 month U.S. LIBOR + 1.850% 5.7886% 11/21/35 (b)(c)(g)	2,152,696	2,021,743
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (b)(c)(g)	8,682,000	8,594,970
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 4.3908% 4/15/37 (b)(c)(g)	4,800,000	4,451,026
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	1,451,598	1,407,046
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)	1,611,241	1,517,394
Series 2013-C14 Class A/S, 4.4093% 8/15/46	3,088,000	3,024,849
Series 2014-C19 Class XA, 0.7761% 4/15/47 (c)(n)	2,624,467	14,911
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,296,264	1,234,367
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	205,543	205,013
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(g)	5,421,952	5,260,300
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	1,800,000	1,781,240
Series 2013-C10 Class A/S, 3.3715% 12/15/47	1,600,000	1,591,984
Series 2013-C16 Class A/S, 4.5169% 12/15/46	560,000	547,867
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,521,595
Class CFX, 4.9498% 7/5/33 (b)	919,000	800,722
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,219,052
Class EFX, 5.5423% 7/5/33 (b)(c)	1,934,000	1,649,222
Class XAFX, 1.2948% 7/5/33 (b)(c)(n)	10,000,000	37,795
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	4,969,905
Series 2021-MHC Class XCP, 1.4212% 4/15/38 (b)(c)(n)	164,060,500	856,215
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(g)	14,520,000	14,083,278
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (b)(c)(g)	6,596,000	6,348,023
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (b)(c)(g)	3,893,000	3,736,889
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (b)(c)(g)	3,460,000	3,295,244
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(g)	9,466,986	9,098,920
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (b)(c)(g)	1,643,526	1,556,958
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (b)(c)(g)	1,034,085	974,431
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 1.100% 5.075% 11/15/36 (b)(c)(g)	6,000,000	5,864,497
MHC Commercial Mortgage Trust:
floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.100% 5.976% 4/15/38 (b)(c)(g)	5,425,000	5,088,661
floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/38 (b)(c)(g)	10,550,692	10,180,642
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48	3,407,710	3,211,584
Series 2016-C28 Class A3, 3.272% 1/15/49	3,302,603	3,104,694
Series 2016-C29 Class ASB, 3.14% 5/15/49	324,397	310,427
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,639,214
Class XA, 1.1949% 10/15/48 (c)(n)	9,515,000	192,841
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,052,781
Series 2016-C32 Class A3, 3.459% 12/15/49	4,836,809	4,504,466
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 4.725% 8/15/33 (b)(c)(g)	4,512,912	4,256,081
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 4.825% 12/15/36 (b)(c)(g)	5,200,000	4,846,935
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	12,513,907
Series 2021-L6 Class A3, 2.196% 6/15/54	7,000,000	5,518,969
Series 2015-UBS8 Class A3, 3.54% 12/15/48	2,869,119	2,693,760
Series 2016-UB12 Class A3, 3.337% 12/15/49	1,966,999	1,818,657
Series 2018-H4 Class A4, 4.31% 12/15/51	3,237,000	3,060,349
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,558,000	1,406,319
Class C, 3.283% 11/10/36 (b)(c)	1,495,000	1,301,824
Class D, 3.283% 11/10/36 (b)(c)	2,340,000	1,971,668
Series 2021-L6 Class XA, 1.3449% 6/15/54 (c)(n)	12,544,676	807,182
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 8.0834% 3/15/39 (b)(c)(g)	7,000,000	6,579,917
ONE Mortgage Trust floater Series 2021-PARK Class E, CME Term SOFR 1 Month Index + 1.860% 5.6585% 3/15/36 (b)(c)(g)	5,759,000	5,172,060
Prima Capital Ltd. floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (b)(c)(g)	2,053,000	2,004,687
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/36 (b)(c)(g)	1,900,000	1,824,381
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(c)	740,000	513,054
Class A2A, 3.659% 1/5/43 (b)(c)	9,930,000	6,961,885
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (b)(c)(g)	1,890,000	1,775,605
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (b)(c)(g)	983,000	916,512
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 4.4516% 7/15/36 (b)(c)(g)	3,180,000	3,040,475
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 4.575% 10/15/38 (b)(c)(g)	5,800,000	5,515,420
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(g)	9,194,000	8,785,002
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (b)(c)(g)	4,235,000	4,012,117
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (b)(c)(g)	2,630,000	2,478,408
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (b)(c)(g)	1,728,000	1,624,070
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C12:
Class A2, 4.1519% 8/15/51	6,005,064	5,929,902
Class A5, 4.2962% 8/15/51	3,000,000	2,830,788
Series 2019-C17 Class A3, 2.6686% 10/15/52	1,065,000	905,248
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,008,999
Series 2017-C7 Class XA, 1.1862% 12/15/50 (c)(n)	15,706,795	558,491
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	5,671,529
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,179,232
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(g)	1,138,917	1,137,314
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,760,000	2,922,469
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	300,000	229,677
Class X, 0.5162% 10/10/42 (b)(c)(n)	8,700,000	236,498
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (b)(c)(g)	4,470,000	4,214,406
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	713,827	692,653
Series 2016-C34 Class A4, 3.096% 6/15/49	6,124,000	5,642,099
Series 2016-LC24 Class A3, 2.684% 10/15/49	2,922,710	2,658,855
Series 2021-C59 Class A4, 2.343% 4/15/54	5,000,000	4,044,780
Series 2021-C61 Class A3, 2.406% 11/15/54	7,300,000	5,873,317
Series 2015-C31 Class XA, 1.1084% 11/15/48 (c)(n)	6,364,663	140,004
Series 2017-C42 Class XA, 1.0068% 12/15/50 (c)(n)	34,697,279	1,203,885
Series 2018-C46 Class XA, 1.1006% 8/15/51 (c)(n)	14,282,453	392,373
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,015,237
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9868% 11/15/47 (c)(n)	5,971,941	73,426
Series 2014-LC14 Class XA, 1.416% 3/15/47 (c)(n)	7,306,567	68,846
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,036,472,831)		947,854,588

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,265,000	3,741,212
California Gen. Oblig. Series 2009, 7.5% 4/1/34	205,000	252,414
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	50,731
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	846,398
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	78,556
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,089,091	2,088,447
5.1% 6/1/33	22,850,000	22,026,639
Series 2010-1, 6.63% 2/1/35	3,845,000	3,926,971
Series 2010-3:
6.725% 4/1/35	2,510,000	2,576,605
7.35% 7/1/35	4,322,500	4,588,618
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	254,220
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	358,646
2.163% 5/15/35	500,000	352,718
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	205,281
Los Angeles Unified School District:
Series 2010 RY, 6.758% 7/1/34	310,000	351,407
Series KRY, 5.75% 7/1/34	1,535,000	1,623,950
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	3,998,983
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	158,317
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	432,990
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,058,214
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	10,067,292
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,845,000	2,316,748
Series 2010 A, 7.102% 1/1/41	855,000	1,045,570
Series 2021 B:
1.963% 1/1/32	1,000,000	780,670
2.113% 1/1/33	1,050,000	808,624
New York City Gen. Oblig. Series A3, 2.8% 8/1/30	3,250,000	2,819,264
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	860,000	892,260
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,496,886
Series A3, 3.88% 8/1/31	1,170,000	1,066,273
Series A5, 2.69% 5/1/33	2,015,000	1,602,861
Series B2, 3.14% 8/1/28	2,735,000	2,487,899
New York State Dorm. Auth.:
Series 2019 F, 3.11% 2/15/39	3,250,000	2,559,697
Series 2021 C, 2.202% 3/15/34	945,000	700,562
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	142,740
Series 2011 A, 4.8% 6/1/11	1,503,000	1,279,983
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	515,000	463,129
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	746,319
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	427,613
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45	1,750,000	1,527,640
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	758,611
Series 2022 A, 4.454% 4/1/22	4,790,000	3,930,385
Series 2022 B, 3.504% 4/1/52	1,080,000	851,318
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	3,060,000	2,674,925
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,520,000	1,012,106
TOTAL MUNICIPAL SECURITIES (Cost $106,450,489)		92,430,692

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
Arab Republic of Egypt:
5.25% 10/6/25 (Reg. S)		200,000	178,000
7.6003% 3/1/29 (b)		632,000	516,660
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		2,388,000	2,299,644
Brazilian Federative Republic:
2.875% 6/6/25		1,200,000	1,135,800
3.875% 6/12/30		990,000	863,342
4.625% 1/13/28		200,000	191,975
Chilean Republic:
2.45% 1/31/31		500,000	422,750
3.24% 2/6/28		814,000	761,243
Colombian Republic:
3% 1/30/30		800,000	602,000
3.125% 4/15/31		200,000	148,000
4.5% 1/28/26		1,400,000	1,302,000
10.375% 1/28/33		1,350,000	1,454,034
Dominican Republic:
4.5% 1/30/30 (b)		2,000,000	1,697,875
5.5% 2/22/29 (b)		2,505,000	2,303,504
5.5% 2/22/29 (Reg. S)		161,000	148,050
5.95% 1/25/27 (b)		1,100,000	1,069,613
6% 7/19/28 (b)		1,250,000	1,203,125
Emirate of Abu Dhabi 2.5% 9/30/29 (Reg. S)		1,200,000	1,076,850
German Federal Republic:
0% 8/15/31	EUR	6,525,000	5,781,567
1.25% 8/15/48 (j)	EUR	2,135,000	1,977,727
Guatemalan Republic 3.7% 10/7/33 (Reg. S)		1,447,000	1,180,029
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	963,008
2.125% 9/22/31 (b)		1,400,000	1,041,513
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	2,635,515
2.3% 6/23/25 (b)		200,000	188,522
2.8% 6/23/30 (b)		1,500,000	1,316,250
2.8% 6/23/30 (Reg. S)		400,000	351,000
2.85% 2/14/30		400,000	359,000
3.4% 9/18/29		420,000	384,825
3.5% 1/11/28		4,450,000	4,221,938
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,019,154
4.65% 9/20/32		1,975,000	1,933,249
Israeli State:
3.875% 7/3/50		1,750,000	1,458,380
4.5% 1/30/43		200,000	183,448
Italian Republic 2.375% 10/17/24		3,800,000	3,560,231
Kingdom of Saudi Arabia:
3.25% 11/17/51 (b)		7,910,000	5,675,425
3.625% 3/4/28 (Reg. S)		1,000,000	952,500
Panamanian Republic:
2.252% 9/29/32		480,000	361,890
3.16% 1/23/30		3,020,000	2,619,473
3.298% 1/19/33		8,600,000	7,082,100
4.3% 4/29/53		615,000	458,175
4.5% 4/16/50		400,000	308,200
4.5% 1/19/63		5,665,000	4,135,450
Peruvian Republic:
2.783% 1/23/31		772,000	652,340
2.844% 6/20/30		1,630,000	1,405,875
4.125% 8/25/27		400,000	390,000
Philippine Republic:
1.648% 6/10/31		400,000	315,544
2.457% 5/5/30		800,000	684,088
Polish Government 5.75% 11/16/32		164,000	172,600
Quebec Province yankee 7.125% 2/9/24		645,000	661,525
Republic of Paraguay:
2.739% 1/29/33 (b)		1,560,000	1,234,643
4.95% 4/28/31 (b)		500,000	480,875
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	2,722,000	2,118,720
1.65% 3/3/33 (b)	EUR	1,072,000	723,208
3.125% 5/15/27 (Reg. S)	EUR	4,228,000	3,880,772
Romanian Republic:
3% 2/14/31 (Reg. S)		1,164,000	927,417
3.875% 10/29/35 (b)	EUR	289,000	226,922
South African Republic:
4.85% 9/30/29		1,240,000	1,120,495
5.875% 4/20/32		700,000	642,250
State of Qatar:
3.75% 4/16/30 (Reg. S)		400,000	384,000
4.5% 4/23/28 (Reg. S)		1,400,000	1,403,500
5.103% 4/23/48 (b)		2,200,000	2,200,000
Sultanate of Oman 5.625% 1/17/28 (Reg. S)		1,025,000	1,003,219
Ukraine Government:
4.375% 1/27/32 (b)	EUR	1,365,000	274,851
6.75% 6/20/28 (Reg. S)	EUR	1,450,000	293,570
7.75% 9/1/24 (b)		2,800,000	760,900
8.994% 2/1/26 (Reg. S)		1,800,000	421,650
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	2,105,000	2,459,005
2.25% 9/7/23	GBP	5,145,000	6,144,573
United Mexican States:
2.659% 5/24/31		4,688,000	3,888,696
3.5% 2/12/34		1,420,000	1,183,570
3.75% 1/11/28		2,170,000	2,077,775
4.15% 3/28/27		275,000	269,913
4.28% 8/14/41		400,000	322,825
4.5% 4/22/29		200,000	194,600
4.75% 3/8/44		2,366,000	1,995,277
6.05% 1/11/40		400,000	401,075
Uruguay Republic:
4.375% 1/23/31		910,000	910,000
5.1% 6/18/50		1,385,000	1,378,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $134,918,747)			112,127,382

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Emergence SA (e)	75,636	3,652,462
Intelsat Jackson Holdings SA:
Series A rights (e)(q)	7,920	69,458
Series B rights (e)(q)	7,920	256,054
TOTAL COMMON STOCKS (Cost $2,950,560)		3,977,974

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 3/1/27 (c)(g)(r)	1,549,912	1,472,896
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.0039% 3/15/27 (c)(g)(r)	1,282,551	1,214,152
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.0714% 3/9/27 (c)(g)(r)	1,000,000	751,480
CME Term SOFR 1 Month Index + 4.250% 8.3365% 3/9/27 (c)(g)(r)	1,038,746	807,044
		4,245,572
Entertainment - 0.0%
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 10.000% 13.8947% 9/9/23 (c)(g)(r)	916,269	882,486
Media - 0.0%
CSC Holdings LLC Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.3731% 4/15/27 (c)(g)(r)	787,848	736,969
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1439% 8/24/26 (c)(g)(r)	3,784,180	598,392
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.0714% 8/2/27 (c)(g)(r)	455,000	435,144
iHeartCommunications, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 5/1/26 (c)(g)(r)	538,996	504,252
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 6.1231% 7/17/25 (c)(g)(r)	587,565	561,712
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 6.3731% 1/31/28 (c)(g)(r)	2,000,000	1,947,180
		4,783,649
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (c)(g)(r)	887,941	752,530
TOTAL COMMUNICATION SERVICES		10,664,237
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0161% 8/12/28 (c)(g)(r)	654,783	645,780
AI Aqua Merger Sub, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4.964% 7/30/28 (c)(g)(r)	329,214	312,204
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4.964% 7/30/28 (c)(g)(r)	57,255	54,296
Pre-Paid Legal Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/15/28 (g)(r)(s)	415,013	399,794
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (c)(g)(r)	973,045	868,034
		2,280,108
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/20/25 (c)(g)(r)	809,829	803,520
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/15/30 (g)(r)(s)	57,740	57,434
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0865% 1/27/29 (c)(g)(r)	614,111	584,799
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 4/26/28 (c)(g)(r)	136,205	130,502
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.9365% 5/3/29 (c)(g)(r)	212,827	209,634
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.8958% 4/7/29 (c)(g)(r)	428,073	419,190
		2,205,079
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (c)(g)(r)	1,728,125	1,302,332
TOTAL CONSUMER DISCRETIONARY		5,787,519
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (c)(g)(r)	3,083,810	2,898,781
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Buckeye Partners LP 1LN, term loan 1 month U.S. LIBOR + 2.250% 11/1/26 (g)(r)(s)	245,625	242,444
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 4/9/27 (c)(g)(r)	563,510	531,712
Diversified Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.7639% 1/15/25 (c)(g)(r)	725,000	712,878
Setanta Aircraft Leasing DAC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/5/28 (g)(r)(s)	485,000	478,433
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 11/16/26 (c)(g)(r)	690,952	671,826
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 12/1/28 (c)(g)(r)	305,520	300,097
		2,163,234
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (c)(g)(r)	1,240,458	1,159,158
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 2/19/28 (c)(g)(r)	2,456,268	2,403,237
Asurion LLC:
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/20/29 (c)(g)(r)	153,044	117,206
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 12/23/26 (c)(g)(r)	595,981	520,488
		4,200,089
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (c)(g)(r)	492,386	479,461
TOTAL FINANCIALS		7,374,496
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (g)(r)(s)	341,119	322,870
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 10/23/28 (c)(g)(r)	3,039,725	2,883,514
		3,206,384
Health Care Providers & Services - 0.0%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (c)(g)(r)	744,318	724,966
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8125% 3/15/28 (c)(g)(r)	2,017,260	1,994,566
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (c)(g)(r)	302,224	300,541
Petvet Care Centers LLC Tranche B3-DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 2/15/25 (g)(r)(s)	139,581	128,938
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (c)(g)(r)	995,000	955,578
WP CityMD Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 11/18/28 (g)(r)(s)	2,400,000	2,387,256
		6,491,845
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.4106% 2/15/29 (c)(g)(r)	1,342,541	1,223,054
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(r)(t)	228,120	207,817
		1,430,871
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (c)(g)(r)	75,299	74,880
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.5177% 8/1/27 (c)(g)(r)	2,839,462	2,744,084
Grifols, S.A. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.0714% 11/15/27 (c)(g)(r)	1,636,083	1,582,682
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/5/28 (c)(g)(r)	1,108,954	1,099,250
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (c)(g)(r)	1,283,873	1,269,751
Sunshine Luxembourg VII SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/2/26 (g)(r)(s)	452,495	429,165
		7,124,932
TOTAL HEALTH CARE		18,328,912
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (c)(g)(r)	188,615	185,609
Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (c)(g)(r)	203,156	201,742
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1084% 4/21/28 (c)(g)(r)	1,593,190	1,570,997
		1,772,739
Commercial Services & Supplies - 0.0%
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (c)(g)(r)	1,157,018	1,059,632
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7977% 1/23/27 (c)(g)(r)	276,311	272,167
Prime Security Services Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5047% 9/23/26 (c)(g)(r)	440,605	433,943
Trugreen LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/30/27 (g)(r)(s)	227,019	201,706
		1,967,448
Electrical Equipment - 0.0%
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.0787% 5/13/29 (c)(g)(r)	98,569	98,138
Professional Services - 0.0%
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9032% 6/24/29 (c)(g)(r)	193,957	189,917
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9035% 6/24/29 (c)(g)(r)	89,519	87,654
		277,571
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.6741% 12/30/26 (c)(g)(r)	974,047	963,703
TOTAL INDUSTRIALS		5,265,208
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 4/4/26 (c)(g)(r)	1,574,139	1,510,685
Electronic Equipment & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.5857% 7/1/29 (c)(g)(r)	439,329	434,114
Ingram Micro, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/2/28 (g)(r)(s)	321,299	316,177
		750,291
IT Services - 0.0%
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 12/4/27 (c)(g)(r)	374,849	340,097
DTI Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/26/29 (g)(r)(s)	95,603	88,135
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 2/1/28 (c)(g)(r)	1,491,189	1,453,909
		1,882,141
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.8924% 7/6/29 (c)(g)(r)	500,000	495,345
Software - 0.0%
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (c)(g)(r)	525,591	518,843
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.6363% 3/1/29 (c)(g)(r)	2,842,875	2,695,415
Mitnick Corporate Purchaser, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/20/29 (g)(r)(s)	148,000	140,230
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.1865% 9/12/29 (c)(g)(r)	2,000,000	1,964,160
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (g)(r)(s)	199,464	193,563
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4/26/24 (g)(r)(s)	922,652	896,818
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (c)(g)(r)	107,202	103,015
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 4/22/28 (c)(g)(r)	147,627	141,077
Safe Fleet Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/23/29 (g)(r)(s)	123,992	119,652
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 10/7/27 (c)(g)(r)	264,963	254,961
		7,027,734
TOTAL INFORMATION TECHNOLOGY		11,666,196
MATERIALS - 0.0%
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (c)(g)(r)	2,009,472	1,956,221
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (g)(r)(s)	540,248	467,990
		2,424,211
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.6286% 7/1/26 (c)(g)(r)	536,162	529,192
TOTAL MATERIALS		2,953,403
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (c)(g)(r)	100,000	99,219
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 1 month U.S. LIBOR + 2.000% 4/5/26 (g)(r)(s)	3,192,259	3,147,918
TOTAL UTILITIES		3,247,137
TOTAL BANK LOAN OBLIGATIONS (Cost $70,833,700)		68,428,333

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank:
3.45% 7/27/26	435,000	400,861
4.65% 9/13/28	500,000	466,557
4.682% 8/9/28 (c)	3,503,000	3,373,923
Regions Bank 6.45% 6/26/37	2,533,000	2,636,635
TOTAL BANK NOTES (Cost $6,786,468)		6,877,976

Fixed-Income Funds - 68.7%
	Shares	Value ($)
Bank Loan Funds - 0.2%
T. Rowe Price Institutional Floating Rate Fund - F Class	9,901,170	90,991,749
High Yield Fixed-Income Funds - 0.8%
T. Rowe Price Fund	16,094,097	136,156,060
TCW Emerging Markets Income Fund Class N	29,613,774	232,417,779
TOTAL HIGH YIELD FIXED-INCOME FUNDS		368,573,839
Intermediate Government Funds - 3.8%
Fidelity SAI U.S. Treasury Bond Index Fund (u)	167,340,757	1,460,884,806
iShares 3-7 Year Treasury Bond ETF (v)	2,873,309	333,045,246
TOTAL INTERMEDIATE GOVERNMENT FUNDS		1,793,930,052
Intermediate-Term Bond Funds - 59.4%
American Funds The Bond Fund of America Class F2	91,264,358	1,046,802,186
Baird Aggregate Bond Fund Class Institutional	95,153,596	919,183,735
Baird Core Plus Bond Fund - Institutional Class	90,535,884	898,115,969
Columbia Mortgage Opportunities Fund Class A	21,303,389	174,474,756
DoubleLine Total Return Bond Fund Class N	201,827,402	1,784,154,234
Fidelity SAI Total Bond Fund (u)	593,629,923	5,307,051,508
Fidelity U.S. Bond Index Fund (u)	102,519,460	1,052,874,853
iShares Core U.S. Aggregate Bond ETF	1,055,966	103,790,898
John Hancock Bond Fund Class R6	42,046,435	565,524,553
JPMorgan Core Plus Bond Fund Class A	70,259,968	505,169,167
PIMCO Income Fund Institutional Class	72,517,016	763,604,176
PIMCO Investment Grade Credit Bond Fund Institutional Class	67,227,295	585,549,739
PIMCO Mortgage Opportunities Fund Institutional Class	132,029,536	1,270,124,138
PIMCO Total Return Fund Institutional Class	695,604,657	6,003,068,159
Voya Intermediate Bond Fund Class I	163,318,141	1,404,536,008
Western Asset Core Bond Fund Class I	221,996,344	2,375,360,877
Western Asset Core Plus Bond Fund Class I	312,864,247	2,972,210,344
Western Asset Corporate Bond Fund - Class I	25,961,281	275,708,809
TOTAL INTERMEDIATE-TERM BOND FUNDS		28,007,304,109
Long Government Bond Funds - 2.4%
Fidelity SAI Long-Term Treasury Bond Index Fund (u)	59,086,380	462,055,495
iShares 20+ Year Treasury Bond ETF (v)	2,571,830	264,204,096
SPDR Portfolio Long Term Treasury ETF (v)	13,249,417	395,495,097
TOTAL LONG GOVERNMENT BOND FUNDS		1,121,754,688
Short-Term Bond - 2.1%
Fidelity Short-Term Treasury Bond Index Fund (u)	36,975,084	365,313,830
iShares 1-5 Year Investment Grade Corporate Bond ETF (v)	12,958,582	647,929,100
TOTAL SHORT-TERM BOND		1,013,242,930
TOTAL FIXED-INCOME FUNDS (Cost $37,363,824,005)		32,395,797,367

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(i)	600,000	572,070
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(i)	5,100,000	4,913,807
3.748% (Reg. S) (c)(i)	300,000	270,894
		5,184,701
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(i)	2,900,000	2,420,710
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 4.375% (c)(i)	6,695,000	6,368,619
Energy Transfer LP:
6.5% (c)(i)	3,770,000	3,244,764
6.625% (c)(i)	730,000	531,075
7.125% (c)(i)	2,520,000	2,116,800
		12,261,258
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(i)	690,000	683,011
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(i)	800,000	808,546
Bank of America Corp. 4.3% (c)(i)	7,090,000	6,103,091
Bank of Nova Scotia 3 month U.S. LIBOR + 2.640% 6.5671% (c)(g)(i)	12,927,000	11,957,475
Barclays PLC:
5.875% (Reg. S) (c)(i)	650,000	713,375
8.875% (c)(i)	300,000	357,543
BNP Paribas SA 6.625% (Reg. S) (c)(i)	830,000	798,875
Citigroup, Inc. 3.875% (c)(i)	4,320,000	3,604,500
HSBC Holdings PLC 6.375% (c)(i)	620,000	590,550
JPMorgan Chase & Co. 4.6% (c)(i)	7,120,000	6,319,000
Societe Generale 7.875% (Reg. S) (c)(i)	415,000	408,609
U.S. Bancorp 3.7% (c)(i)	4,850,000	3,868,942
		36,213,517
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(i)	2,750,000	2,268,750
Goldman Sachs Group, Inc.:
3.65% (c)(i)	1,750,000	1,361,116
4.125% (c)(i)	2,505,000	2,041,575
		5,671,441
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(i)	350,000	253,531
American Express Co. 3.55% (c)(i)	770,000	612,150
		865,681
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(i)	2,650,000	2,305,499
TOTAL FINANCIALS		45,056,138
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	4,200,000	3,977,173
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(i)	320,000	312,517
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(i)	2,200,000	1,167,553
AT Securities BV 5.25% (Reg. S) (c)(i)	2,750,000	1,523,500
Citycon Oyj 4.496% (Reg. S) (c)(i)	450,000	287,088
CPI Property Group SA 3.75% (Reg. S) (c)(i)	1,325,000	698,718
Grand City Properties SA 1.5% (Reg. S) (c)(i)	2,400,000	1,099,073
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(i)	2,085,000	1,672,367
3.625% (Reg. S) (c)(i)	185,000	116,739
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(i)	770,000	317,500
		6,882,538
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (c)(i)	3,500,000	3,290,000
SSE PLC:
3.74% (Reg. S) (c)(i)	635,000	692,176
4% (Reg. S) (c)(i)	900,000	852,251
		4,834,427
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(c)(i)	2,575,000	2,303,141
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(i)	290,000	287,440
Veolia Environnement SA 2% (Reg. S) (c)(i)	1,300,000	1,105,898
		1,393,338
TOTAL UTILITIES		8,530,906
TOTAL PREFERRED SECURITIES (Cost $107,114,516)		85,198,011

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (w)	628,311,871	628,437,533
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60% (u)(x)	176,829,529	176,829,529
Fidelity Securities Lending Cash Central Fund 3.86% (w)(y)	43,894,908	43,899,298
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (x)	253,451,905	253,451,905
TOTAL MONEY MARKET FUNDS (Cost $1,102,614,620)		1,102,618,265

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	5,800,000	67,722
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	5,900,000	43,333
Option with an exercise rate of 6.50% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	12/21/22	EUR	7,450,000	3,168

TOTAL PURCHASED SWAPTIONS (Cost $344,512)				114,223
TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $56,256,801,491)	49,831,430,356
NET OTHER ASSETS (LIABILITIES) - (5.6)% (z)(Aa)	(2,654,834,103)
NET ASSETS - 100.0%	47,176,596,253

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(9,900,000)	(8,406,166)
2% 12/1/52	(3,300,000)	(2,802,055)
2% 12/1/52	(19,400,000)	(16,472,689)
2% 12/1/52	(6,600,000)	(5,604,111)
2% 12/1/52	(6,450,000)	(5,476,745)
2% 12/1/52	(13,150,000)	(11,165,766)
2% 12/1/52	(6,400,000)	(5,434,289)
2% 12/1/52	(3,250,000)	(2,759,600)
2% 12/1/52	(4,000,000)	(3,396,431)
2% 12/1/52	(2,850,000)	(2,419,957)
2% 12/1/52	(2,600,000)	(2,207,680)
2% 12/1/52	(700,000)	(594,375)
2% 12/1/52	(7,500,000)	(6,368,308)
2% 12/1/52	(11,650,000)	(9,892,105)
2% 12/1/52	(2,200,000)	(1,868,037)
2% 12/1/52	(600,000)	(509,465)
2% 12/1/52	(4,500,000)	(3,820,985)
2% 12/1/52	(8,650,000)	(7,344,782)
2% 12/1/52	(3,850,000)	(3,269,065)
2% 12/1/52	(7,300,000)	(6,198,486)
2.5% 12/1/52	(3,650,000)	(3,202,425)
2.5% 12/1/52	(6,600,000)	(5,790,686)
2.5% 12/1/52	(13,350,000)	(11,712,978)
2.5% 12/1/52	(7,300,000)	(6,404,849)
2.5% 12/1/52	(7,300,000)	(6,404,849)
2.5% 12/1/52	(7,300,000)	(6,404,849)
2.5% 12/1/52	(3,650,000)	(3,202,425)
2.5% 12/1/52	(13,300,000)	(11,669,109)
2.5% 12/1/52	(13,300,000)	(11,669,109)
2.5% 12/1/52	(6,600,000)	(5,790,686)
2.5% 12/1/52	(2,300,000)	(2,017,966)
2.5% 12/1/52	(1,200,000)	(1,052,852)
2.5% 12/1/52	(4,000,000)	(3,509,506)
2.5% 12/1/52	(7,250,000)	(6,360,980)
2.5% 12/1/52	(4,100,000)	(3,597,244)
2.5% 12/1/52	(7,350,000)	(6,448,718)
3% 12/1/52	(6,550,000)	(5,907,678)
3% 12/1/52	(18,200,000)	(16,415,228)
3% 12/1/52	(3,950,000)	(3,562,646)
3% 12/1/52	(10,950,000)	(9,876,195)
3.5% 11/1/52	(4,000,000)	(3,711,484)
3.5% 12/1/52	(6,300,000)	(5,844,603)
3.5% 12/1/52	(13,900,000)	(12,895,234)
4.5% 11/1/52	(4,000,000)	(3,920,468)

TOTAL GINNIE MAE		(263,383,864)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(1,200,000)	(1,048,785)
1.5% 12/1/37	(4,850,000)	(4,238,841)
1.5% 12/1/37	(3,350,000)	(2,927,859)
1.5% 12/1/37	(13,500,000)	(11,798,835)
1.5% 12/1/52	(11,850,000)	(9,205,094)
1.5% 12/1/52	(3,400,000)	(2,641,124)
1.5% 12/1/52	(25,400,000)	(19,730,750)
2% 12/1/37	(5,100,000)	(4,581,394)
2% 12/1/37	(9,550,000)	(8,578,885)
2% 12/1/37	(2,800,000)	(2,515,275)
2% 12/1/37	(1,550,000)	(1,392,385)
2% 12/1/37	(2,900,000)	(2,605,107)
2% 12/1/37	(3,900,000)	(3,503,419)
2% 12/1/37	(3,050,000)	(2,739,853)
2% 12/1/37	(5,750,000)	(5,165,297)
2% 12/1/52	(6,050,000)	(4,975,747)
2% 12/1/52	(8,200,000)	(6,743,988)
2% 12/1/52	(6,050,000)	(4,975,747)
2% 12/1/52	(1,200,000)	(986,925)
2% 12/1/52	(8,200,000)	(6,743,988)
2% 12/1/52	(1,650,000)	(1,357,022)
2% 12/1/52	(6,050,000)	(4,975,747)
2% 12/1/52	(24,300,000)	(19,985,231)
2% 12/1/52	(8,200,000)	(6,743,988)
2% 12/1/52	(33,000,000)	(27,140,438)
2% 12/1/52	(24,300,000)	(19,985,231)
2% 12/1/52	(19,700,000)	(16,202,019)
2% 12/1/52	(33,000,000)	(27,140,438)
2% 12/1/52	(27,225,000)	(22,390,861)
2% 12/1/52	(2,200,000)	(1,809,363)
2% 12/1/52	(600,000)	(493,463)
2% 12/1/52	(12,000,000)	(9,869,250)
2% 12/1/52	(16,300,000)	(13,405,731)
2% 12/1/52	(450,000)	(370,097)
2% 12/1/52	(2,750,000)	(2,261,703)
2% 12/1/52	(300,000)	(246,731)
2% 12/1/52	(3,775,000)	(3,104,702)
2% 12/1/52	(12,100,000)	(9,951,494)
2% 12/1/52	(16,400,000)	(13,487,975)
2% 12/1/52	(24,150,000)	(19,861,866)
2% 12/1/52	(32,800,000)	(26,975,950)
2% 12/1/52	(2,000,000)	(1,644,875)
2.5% 12/1/37	(2,300,000)	(2,124,266)
2.5% 12/1/37	(8,400,000)	(7,758,188)
2.5% 12/1/37	(2,300,000)	(2,124,266)
2.5% 12/1/37	(6,100,000)	(5,633,922)
2.5% 12/1/37	(2,300,000)	(2,124,266)
2.5% 12/1/37	(3,000,000)	(2,770,781)
2.5% 12/1/37	(3,000,000)	(2,770,781)
2.5% 12/1/52	(4,850,000)	(4,144,476)
2.5% 12/1/52	(5,600,000)	(4,785,375)
2.5% 12/1/52	(8,750,000)	(7,477,148)
2.5% 12/1/52	(9,250,000)	(7,904,414)
2.5% 12/1/52	(2,300,000)	(1,965,422)
2.5% 12/1/52	(1,200,000)	(1,025,437)
2.5% 12/1/52	(2,100,000)	(1,794,516)
2.5% 12/1/52	(4,200,000)	(3,589,031)
2.5% 12/1/52	(14,600,000)	(12,476,156)
2.5% 12/1/52	(26,250,000)	(22,431,444)
2.5% 12/1/52	(4,850,000)	(4,144,476)
2.5% 12/1/52	(8,750,000)	(7,477,148)
2.5% 12/1/52	(3,800,000)	(3,247,219)
2.5% 12/1/52	(7,500,000)	(6,408,984)
2.5% 1/1/53	(9,000,000)	(7,698,164)
3% 11/1/52	(8,000,000)	(7,083,750)
3% 11/1/52	(3,500,000)	(3,099,141)
3% 11/1/52	(7,000,000)	(6,198,282)
3% 11/1/52	(4,500,000)	(3,984,610)
3% 12/1/52	(5,600,000)	(4,957,313)
3% 12/1/52	(7,500,000)	(6,639,258)
3% 12/1/52	(3,000,000)	(2,655,703)
3% 12/1/52	(1,800,000)	(1,593,422)
3% 12/1/52	(3,000,000)	(2,655,703)
3% 12/1/52	(3,550,000)	(3,142,582)
3% 12/1/52	(5,950,000)	(5,267,145)
3.5% 12/1/52	(2,000,000)	(1,832,500)
3.5% 12/1/52	(4,600,000)	(4,214,750)
3.5% 12/1/52	(7,000,000)	(6,413,750)
3.5% 1/1/53	(4,000,000)	(3,666,875)
3.5% 1/1/53	(6,500,000)	(5,958,672)
4.5% 12/1/52	(250,000)	(243,360)
4.5% 12/1/52	(1,050,000)	(1,022,110)
4.5% 12/1/52	(6,400,000)	(6,230,003)
5% 12/1/52	(1,500,000)	(1,493,437)
5% 12/1/52	(200,000)	(199,125)
5% 12/1/52	(1,100,000)	(1,095,187)
5% 12/1/52	(400,000)	(398,250)
5% 12/1/52	(1,050,000)	(1,045,406)
5% 12/1/52	(750,000)	(746,718)
5% 12/1/52	(250,000)	(248,906)
5% 12/1/52	(100,000)	(99,562)
5% 12/1/52	(1,050,000)	(1,045,406)
5% 12/1/52	(300,000)	(298,687)
5% 12/1/52	(700,000)	(696,937)
5% 12/1/52	(500,000)	(497,812)
5% 12/1/52	(200,000)	(199,125)
5% 12/1/52	(1,600,000)	(1,592,999)
5% 12/1/52	(700,000)	(696,937)
5% 12/1/52	(2,200,000)	(2,190,374)
5% 12/1/52	(1,000,000)	(995,625)
5% 12/1/52	(250,000)	(248,906)
5.5% 12/1/52	(850,000)	(859,695)
5.5% 12/1/52	(1,400,000)	(1,415,969)
5.5% 12/1/52	(4,050,000)	(4,096,195)
5.5% 12/1/52	(1,450,000)	(1,466,539)
6% 12/1/52	(1,125,000)	(1,150,840)
6% 12/1/52	(3,375,000)	(3,452,520)
6% 12/1/52	(250,000)	(255,742)
6% 12/1/52	(700,000)	(716,078)
6% 12/1/52	(1,325,000)	(1,355,434)
6% 12/1/52	(4,025,000)	(4,117,449)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(587,914,142)

TOTAL TBA SALE COMMITMENTS (Proceeds $838,648,981)		(851,298,006)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Dec 2022	982,772	4,396	4,396
Eurex Euro-Bund Contracts (Germany)	29	Dec 2022	4,251,392	(32,193)	(32,193)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	7	Dec 2022	1,153,089	70,573	70,573
TME 10 Year Canadian Note Contracts (Canada)	53	Mar 2023	4,954,258	30,619	30,619

TOTAL BOND INDEX CONTRACTS					73,395

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,926	Mar 2023	218,601,000	1,476,051	1,476,051
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,015	Mar 2023	413,799,141	1,076,251	1,076,251
CBOT 5-Year U.S. Treasury Note Contracts (United States)	301	Mar 2023	32,679,664	183,897	183,897
CBOT Long Term U.S. Treasury Bond Contracts (United States)	135	Mar 2023	17,145,000	218,178	218,178
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	196	Mar 2023	26,711,125	416,323	416,323

TOTAL TREASURY CONTRACTS					3,370,700

TOTAL PURCHASED					3,444,095

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	39	Dec 2022	4,871,226	72,396	72,396
ICE Long Gilt Contracts (United Kingdom)	61	Mar 2023	7,718,891	65,105	65,105

TOTAL BOND INDEX CONTRACTS					137,501

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	453	Mar 2023	51,415,500	(406,848)	(406,848)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	33	Mar 2023	6,776,859	(14,764)	(14,764)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	59	Mar 2023	6,405,648	(38,815)	(38,815)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	795	Mar 2023	100,965,000	(1,077,049)	(1,077,049)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	226	Mar 2023	27,042,313	(237,434)	(237,434)

TOTAL TREASURY CONTRACTS					(1,774,910)

TOTAL SOLD					(1,637,409)

TOTAL FUTURES CONTRACTS					1,806,686
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	64,847,856	USD	66,970,780	BNP Paribas S.A.	12/02/22	509,899
GBP	3,401,668	USD	3,959,901	Bank of America, N.A.	12/02/22	139,959
GBP	17,075,127	USD	20,394,873	JPMorgan Chase Bank, N.A.	12/02/22	184,924
USD	64,541,126	EUR	64,847,856	BNP Paribas S.A.	12/02/22	(2,939,553)
USD	23,200,249	GBP	20,476,795	BNP Paribas S.A.	12/02/22	(1,479,407)
EUR	776,000	USD	795,983	Bank of America, N.A.	12/08/22	11,981
EUR	173,000	USD	179,763	Goldman Sachs Bank USA	12/08/22	363
EUR	638,000	USD	660,711	JPMorgan Chase Bank, N.A.	12/08/22	3,569
EUR	44,000	USD	45,641	JPMorgan Chase Bank, N.A.	12/08/22	171
GBP	388,000	USD	466,605	Brown Brothers Harriman & Co	12/08/22	1,150
USD	103,787	AUD	153,000	BNP Paribas S.A.	12/08/22	(91)
USD	82,726	CAD	112,000	JPMorgan Chase Bank, N.A.	12/08/22	(546)
USD	92,622	CAD	123,000	State Street Bank and Trust Co	12/08/22	1,171
USD	71,565,142	EUR	68,999,000	BNP Paribas S.A.	12/08/22	(275,927)
USD	72,658	EUR	70,000	Brown Brothers Harriman & Co	12/08/22	(226)
USD	169,656	EUR	164,000	HSBC Bank	12/08/22	(1,099)
USD	953,774	EUR	926,000	State Street Bank and Trust Co	12/08/22	(10,368)
USD	91,311	EUR	88,000	State Street Bank and Trust Co	12/08/22	(314)
USD	84,448	GBP	71,000	Bank of America, N.A.	12/08/22	(1,146)
USD	73,337	GBP	62,000	Bank of America, N.A.	12/08/22	(1,408)
USD	112,746	GBP	95,000	Bank of America, N.A.	12/08/22	(1,782)
USD	319,029	GBP	268,000	JPMorgan Chase Bank, N.A.	12/08/22	(4,060)
USD	42,247,001	GBP	35,529,000	Royal Bank of Canada	12/08/22	(585,148)
USD	67,217,526	EUR	64,847,856	BNP Paribas S.A.	1/12/23	(505,873)
USD	20,426,376	GBP	17,075,127	JPMorgan Chase Bank, N.A.	1/12/23	(185,198)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(5,138,959)

Unrealized Appreciation						853,187
Unrealized Depreciation						(5,992,146)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,700,000	36,938	(30,595)	6,343
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,180,000	29,824	(20,147)	9,677
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,720,000	37,211	(23,599)	13,612
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,220,000	44,052	(35,648)	8,404
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,110,000	15,185	(9,954)	5,231
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,960,000	26,814	(40,538)	(13,724)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,020,000	41,315	(7,329)	33,986
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,110,000	15,185	(3,773)	11,412
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,000,000	27,361	(6,123)	21,238
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		740,000	10,124	690	10,814
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,670,000	50,208	(54,031)	(3,823)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		3,570,000	48,840	(68,607)	(19,767)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,440,000	33,381	(3,641)	29,740
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		1,920,000	26,267	(17,214)	9,053
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		1,230,000	16,827	(17,229)	(402)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,510,000	34,338	(10,033)	24,305
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		1,870,000	25,583	(16,693)	8,890
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,640,000	22,436	(12,822)	9,614
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,600,000	90,292	(45,362)	44,930
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,650,000	49,934	(19,680)	30,254
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,180,000	29,824	(15,595)	14,229
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,680,000	36,664	(25,420)	11,244
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,590,000	90,155	(46,211)	43,944
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,080,000	55,817	(55,401)	416
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		11,000,000	150,487	(181,370)	(30,883)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		970,000	13,270	(16,512)	(3,242)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		5,110,000	69,908	(71,279)	(1,371)
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,500,000	2,275	(9,313)	(7,038)

TOTAL CREDIT DEFAULT SWAPS							1,130,515	(863,429)	267,086

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	63,081,000	(573,120)	0	(573,120)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	59,390,000	(3,378,586)	0	(3,378,586)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	43,930,000	(2,494,364)	0	(2,494,364)
1.07%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	29,695,000	(1,693,378)	0	(1,693,378)
1.39%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Sep 2025	99,195,000	(4,615,146)	0	(4,615,146)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	38,719,000	(319,375)	0	(319,375)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	2,959,000	(27,169)	0	(27,169)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2032	2,740,000	(33,301)	0	(33,301)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2052	628,000	(18,896)	0	(18,896)
3-month LIBOR(4)	Quarterly	1.77%	Semi - annual	CME	Jul 2053	4,960,000	1,415,029	0	1,415,029
3-month LIBOR(4)	Quarterly	1.79%	Semi - annual	CME	Jul 2053	3,675,000	1,051,038	0	1,051,038
3-month LIBOR(4)	Quarterly	1.81%	Semi - annual	CME	Jul 2053	2,480,000	724,254	0	724,254
3-month LIBOR(4)	Quarterly	1.87%	Semi - annual	CME	Sep 2053	8,465,000	2,185,477	0	2,185,477
TOTAL INTEREST RATE SWAPS							(7,777,537)	0	(7,777,537)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Total Return Benchmark Bond Index 8	Pays	At Maturity	1-day USOIS minus 50 bps	At Maturity	Goldman Sachs Intl.	Jan 2023	41,452,896	(9,485,391)	0	(9,485,391)
TOTAL RETURN SWAPS								(9,485,391)	0	(9,485,391)

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,821,540,041 or 6.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,272,171.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,597,667.
(l)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and options. At period end, the value of securities pledged amounted to $2,043,852.
(m)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $28,407.

(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Non-income producing
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	The coupon rate will be determined upon settlement of the loan after period end.
(t)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $228,120 and $207,817, respectively.

(u)	Affiliated Fund
(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	Investment made with cash collateral received from securities on loan.
(z)	Includes $3,733,000 of cash collateral to cover margin requirements for futures contracts.
(Aa)	Includes $3,411,900 of cash collateral segregated for bi-lateral over-the-counter (OTC) swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	203,954,736	1,641,494,161	1,217,011,364	8,341,605	-	-	628,437,533	1.3%
Fidelity Securities Lending Cash Central Fund 3.86%	479,605,850	2,201,526,701	2,637,233,253	199,389	-	-	43,899,298	0.1%
Total	683,560,586	3,843,020,862	3,854,244,617	8,540,994	-	-	672,336,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60%	272,629,434	2,153,800,341	2,249,600,246	2,933,471	-	-	176,829,529
Fidelity SAI Long-Term Treasury Bond Index Fund	688,966,402	84,925,046	150,000,000	9,924,941	(5,159,303)	(156,676,650)	462,055,495
Fidelity SAI Total Bond Fund	6,047,905,816	203,717,525	250,000,000	128,717,524	(26,346,627)	(668,225,206)	5,307,051,508
Fidelity SAI U.S. Treasury Bond Index Fund	758,641,599	1,063,312,152	250,000,000	13,312,153	(5,188,426)	(105,880,519)	1,460,884,806
Fidelity Short-Term Treasury Bond Index Fund	-	365,299,594	-	831,365	-	14,236	365,313,830
Fidelity U.S. Bond Index Fund	2,985,839	1,716,421,334	580,812,495	16,418,880	(40,192,992)	(45,526,833)	1,052,874,853
	7,771,129,090	5,587,475,992	3,480,412,741	172,138,334	(76,887,348)	(976,294,972)	8,825,010,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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